UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2011 to October 31, 2012

Item 1. Reports to Stockholders.

2

CREDIT SUISSE FUNDS

Annual Report

October 31, 2012

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2012 (unaudited)

December 6, 2012

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund for the 12-month period ended October 31, 2012.

Performance Summary
11/1/11 – 10/31/12

Fund & Benchmark	Performance
Class I1	8.51%
Class A1,2	8.19%
Class B1,2	7.30%
Class C1,2	7.29%
Credit Suisse Leveraged Loan Index Total Return[3]	8.34%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

Market Review: A Positive Period for Loans

The annual period ended October 31, 2012, was a positive one for leveraged loans, with the Credit Suisse Leveraged Loan Index, the Fund's benchmark, registering a return of 8.34%. In fact, the Index saw positive returns in 10 of the 12 months during the period. Additionally, the senior loan discount margin, assuming a three-year average life, tightened by 91 basis points to finish the period at +557 basis points, while the average Index price ended the period at 96.23 (up by 3.78 points).

From a quality point-of-view, Distressed (CC, C, and Default) and CCC/Split CCC-rated loans posted the highest returns of 19.79% and 11.64% for the period, respectively. Split BBB- and BB-rated loans underperformed, delivering 4.87% and 6.35%, respectively. Housing, media/telecommunications and manufacturing were the best performing sectors during the period, while utility, aerospace and metals/minerals were the lowest performers.

After falling to historically low levels at the end of 2011, senior loan default rates increased slightly throughout 2012 to finish October at 1.06%, according to S&P Leveraged Commentary & Data. At this level, the senior loan default rate remains well below the historical average of 3.3% — although, according to S&P Leveraged Commentary & Data, it is expected to increase to 2.7% by the end of 2013.

According to Credit Suisse, senior loan new issuance totaled $449.7 billion during the 12-month period ending October 31, 2012. Over 47% of senior loan new issuance in 2012 was used to refinance existing debt.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Senior loan mutual funds have seen positive inflows in 2012, with the largest inflows occurring in the third calendar quarter. According to Lipper FMI, year-to-date retail fund flows into the asset class totaled $8.7 billion as of October 31, 2012. This compares to a full year 2011 total of $13.9 billion. Additional demand for the asset class was driven by new CLO issuance, which totaled $40 billion for the year-to-date period ended October 31, 2012. This is the highest level of activity since 2007.

Strategy Review and Outlook: Anticipating Stable Market Conditions for the Near Term

For the 12-month period ended October 31, 2012, the Fund underperformed the Credit Suisse Leveraged Loan Index. Positive security selection in BB- and B-rated loans as well as in the leisure, retail stores and electronics sectors contributed positively to relative returns. In addition, the Fund's allocation to CLOs also added to returns. Conversely, positioning in the printing and publishing sector detracted from returns.

Portfolio exposures continue to emphasize BB- and B-rated loans with the best risk-return profiles. Additionally, the Fund has an underweight to the lower-rated and most levered components of the market, as they typically exhibit the most volatility in a heightened macro risk environment and we do not believe current valuations adequately compensate investors.

Overall, fundamentals have remained strong in 2012, as senior secured loan issuers have continued to focus on deleveraging. This trend has in turn supported below-average defaults for 2012 and continued below-average expectations leading into 2013. Investors have demonstrated continued confidence in loan markets and demand for the senior loan asset class has been driven by retail inflows, allocations from institutional investors such as pensions, and new CLO issuance. We continue to favor the defensive nature of the senior loan asset class and believe it provides attractive relative value compared to other fixed income investment opportunities. While we are cautious given potential headline risk in the coming months, we believe that loan market conditions will remain stable in the near term.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Wing Chan
David H. Lerner

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012, these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class I shares and the
Credit Suisse Leveraged Loan Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class A shares2, Class B shares2, and Class C shares2 and the Credit Suisse Leveraged Loan Index3 for Ten Years.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Average Annual Returns as of September 30, 20121

	1 Year	5 Years	10 Years	Since Inception
Class I	10.07%	7.08%	9.03%	7.16%
Class A Without Sales Charge	9.91%	6.80%	8.78%	6.64%
Class A With Maximum Sales Charge	4.66%	5.77%	8.26%	6.26%
Class B Without CDSC	9.00%	6.01%	7.97%	5.82%
Class B With CDSC	5.00%	6.01%	7.97%	5.82%
Class C Without CDSC	8.99%	6.01%	7.97%	5.94%
Class C With CDSC	7.99%	6.01%	7.97%	5.94%

Average Annual Returns as of October 31, 20121

	1 Year	5 Years	10 Years	Since Inception
Class I	8.51%	7.03%	9.13%	7.16%
Class A Without Sales Charge	8.19%	6.75%	8.89%	6.64%
Class A With Maximum Sales Charge	3.11%	5.72%	8.36%	6.26%
Class B Without CDSC	7.30%	5.96%	8.07%	5.82%
Class B With CDSC	3.30%	5.96%	8.07%	5.82%
Class C Without CDSC	7.29%	5.96%	8.07%	5.94%
Class C With CDSC	6.29%	5.96%	8.07%	5.94%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.90% for Class I shares, 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 3.11%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 3.30%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 6.29%.

3  The Fund changed its benchmark to the Credit Suisse Leveraged Loan Index effective June 3, 2011 in connection with changes to its principal investment strategies. Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. An index does not have transaction costs, investors cannot invest directly in an index.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2012

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,034.50	$1,033.10	$1,029.30	$1,030.70
Expenses Paid per $1,000*	$3.58	$4.85	$8.67	$8.68
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,021.62	$1,020.36	$1,016.59	$1,016.59
Expenses Paid per $1,000*	$3.56	$4.82	$8.62	$8.62
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2012) S&P Ratings
A	0.4%
BBB	5.0%
BB	29.4%
B	37.7%
CCC	2.6%
CC	0.0%
NR	12.9%
Subtotal	88.0%
Equity and Other	0.1%
Short-Term Investment[1]	11.9%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2012.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (80.7%)
Aerospace & Defense (0.9%)
$852	AM General#	(NR, NR)	09/30/13	3.196	$831,508
1,458	API Technologies Corp.#	(B+, B2)	06/27/16	8.750	1,450,236
192	Landmark Aviation FBO Canada, Inc.#	(B, B2)	10/25/19	5.750	193,269
1,808	LM US Member LLC#	(B, B2)	10/25/19	5.750	1,816,731
					4,291,744
Airlines (1.4%)
1,353	Delta Air Lines, Inc.#	(BB-, Ba2)	04/20/17	5.500	1,356,700
2,194	United Air Lines, Inc.#	(BB-, Ba3)	02/01/14	2.250	2,176,666
2,986	US Airways Group, Inc.#	(B+, B3)	03/21/14	2.711	2,922,465
					6,455,831
Auto Parts & Equipment (2.4%)
1,000	Delphi Corp.#	(BBB, Baa2)	03/31/17	3.500	1,005,310
1,970	Federal-Mogul Corp.#	(B, B1)	12/29/14	2.148	1,851,853
754	Federal-Mogul Corp.#	(B, B1)	12/28/15	2.148	708,693
3,500	HHI Holdings LLC#	(NR, NR)	09/18/18	6.000	3,498,530
3,981	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.470	3,959,285
					11,023,671
Automakers (0.5%)
1,986	Chrysler Group LLC#	(BB, Ba2)	05/24/17	6.000	2,033,087
Automotive (1.3%)
740	KAR Auction Services, Inc.#	(BB-, Ba3)	05/19/17	5.000	745,708
2,500	Schaeffler AG#	(B, B1)	01/27/17	6.000	2,532,025
2,700	The PEP Boys-Manny, Moe & Jack#	(BB-, Ba2)	10/11/18	5.000	2,722,504
					6,000,237
Banking (1.3%)
990	Citco III Ltd.#	(NR, NR)	06/29/18	5.500	997,816
3,000	GMACM Borrower LLC#	(NR, NR)	11/18/13	5.000	3,015,015
1,749	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	1,761,564
					5,774,395
Building & Construction (0.3%)
1,529	LNR Property LLC#	(BB+, Ba2)	04/29/16	4.750	1,531,195
Chemicals (5.9%)
1,990	Ascend Performance Materials Operations LLC#	(NR, NR)	04/10/18	6.750	1,999,950
787	AZ Chem US, Inc.#	(BB-, Ba3)	12/22/17	7.250	799,082
2,600	Chemtura Corp.#	(BB+, Ba1)	08/29/16	5.500	2,643,069
1,135	Cristal Inorganic Chemicals US, Inc.#	(B+, B1)	11/15/14	6.112	1,136,107
2,737	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	2,759,704
1,975	Kronos Worldwide, Inc.#	(BB-, Ba3)	06/13/18	5.750	1,990,227
2,430	Momentive Performance Materials#	(B-, B1)	05/05/15	3.750	2,421,512
3,250	Nexeo Solutions LLC#	(B, B1)	09/09/17	5.000	3,197,187
496	Omnova Solutions, Inc.#	(B+, Ba2)	05/31/17	5.500	500,866

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals
$993	Polyone Corp.#	(BB-, Ba1)	12/20/17	5.000	$1,000,192
494	Potters Holdings II LP#	(B, Ba3)	05/06/17	6.000	497,453
1,001	PQ Corp.#	(B+, B3)	07/30/14	3.962	1,000,170
2,000	PQ Corp.#	(B-, Caa1)	07/30/15	0.000	1,990,000
445	Trinseo Materials Operating S.C.A.#	(B+, B1)	08/02/17	8.000	425,823
641	Tronox Pigments BV#	(NR, Ba2)	02/08/18	1.000	645,970
2,351	Tronox Pigments BV#	(BB+, NR)	02/08/18	4.250	2,368,555
1,493	Vantage Specialties, Inc.#	(B, B2)	02/10/18	7.000	1,503,694
					26,879,561
Computer Hardware (0.2%)
1,098	Spansion LLC#	(BB+, Ba3)	02/09/15	4.750	1,109,887
Consumer Products (2.0%)
1,488	Huish Detergents, Inc.#	(B, Ba3)	04/26/14	2.220	1,424,970
2,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	4.250	2,820,731
2,552	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	5.250	2,583,909
2,288	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	2,278,598
					9,108,208
Consumer/Commercial/Lease Financing (0.4%)
1,600	Springleaf Financial Funding Co.#	(CCC+, B3)	05/10/17	5.500	1,582,000
Discount Stores (0.6%)
2,732	99 Cents Only Stores#	(B+, B2)	01/11/19	5.250	2,764,195
Diversified Capital Goods (1.2%)
455	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	452,040
2,319	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	2,304,823
2,424	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	5.750	2,458,539
438	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	3.185	412,777
					5,628,179
Electric - Generation (1.7%)
3,000	Calpine Corp.#	(NR, B1)	10/09/19	4.500	3,009,225
1,990	Covanta Energy Corp.#	(BB+, Ba1)	03/28/19	4.000	1,999,333
463	NexTag, Inc.#	(BB-, B1)	01/28/16	7.000	450,194
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa1)	10/10/14	3.938	409,749
3,000	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa1)	10/10/17	4.938	1,945,500
					7,814,001
Electric - Distribution/Transportation (0.5%)
1,995	Generac Power Systems, Inc.#	(B+, B2)	05/30/18	6.250	2,042,381
Electronics (2.4%)
1,500	Freescale Semiconductor, Inc.#	(B, B1)	12/01/16	4.465	1,457,250
987	Mitel Networks Corp.#	(NR, B1)	08/16/14	3.672	974,124
1,990	NXP Funding LLC#	(B+, B3)	03/19/19	5.250	2,017,363
2,441	Presidio, Inc.#	(B+, NR)	03/31/17	5.750	2,465,132

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Electronics
$1,995	Shield Finance Co. Sàrl#	(B+, B2)	05/10/19	6.500	$2,004,975
1,466	TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	1,462,623
742	Verint Systems, Inc.#	(B+, B1)	10/27/17	4.500	747,589
					11,129,056
Energy - Exploration & Production (1.7%)
1,250	Delek Benelux BV€#	(NR, NR)	02/08/17	5.235	1,445,323
533	Delphi Acquisition Holding I BV#	(CCC-, B1)	07/11/16	4.712	516,000
267	Delphi Acquisition Holding I BV#	(NR, B1)	07/11/16	4.712	258,000
4,000	Plains Exploration & Production, Inc.#	(BB, Ba1)	10/15/19	0.000	4,025,720
1,601	Varel Funding Corp.#	(CCC+, NR)	11/05/14	6.317	1,582,384
					7,827,427
Environmental (0.7%)
585	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	583,456
1,983	Safety-Kleen Systems, Inc.#	(BB-, B1)	02/21/17	5.000	1,987,677
491	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.750	493,097
					3,064,230
Food & Drug Retailers (1.5%)
1,500	Holding Bercy Investissement S.C.A.€#	(NR, NR)	12/31/17	5.106	1,914,545
1,592	Rite Aid Corp.#	(B+, B2)	03/03/18	4.500	1,591,919
998	Sprouts Farmers Markets Holdings LLC#	(B+, B2)	04/18/18	6.000	1,008,722
2,250	Supervalu, Inc.#	(BB-, B1)	08/30/18	0.000	2,270,925
					6,786,111
Food - Wholesale (1.7%)
2,189	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	2,188,550
2,500	The Pantry, Inc.#	(BB, B1)	08/03/19	5.750	2,535,937
1,483	US Foods, Inc.#	(B, B3)	03/31/17	5.750	1,459,996
1,492	US Foods, Inc.#	(B-, B3)	03/31/17	5.750	1,474,396
					7,658,879
Gaming (1.6%)
2,488	Affinity Gaming LLC#	(BB, Ba3)	11/09/17	5.500	2,518,594
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	865,000
2,000	Penn National Gaming, Inc.#	(BB-, Ba1)	07/16/18	3.750	2,012,500
1,990	Pinnacle Entertainment, Inc.#	(BB+, Ba1)	03/19/19	4.000	2,004,925
					7,401,019
Health Facilities (1.2%)
2,489	Iasis Healthcare LLC#	(B, Ba3)	05/03/18	5.000	2,498,749
1,987	Surgical Care Affiliates LLC#	(B, Ba3)	12/29/17	4.362	1,987,392
987	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	5.250	995,053
					5,481,194

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Health Services (3.2%)
$1,990	Aptalis Pharma, Inc.#	(B+, B1)	02/10/17	5.500	$1,993,741
2,197	Ardent Medical Services, Inc.#	(B, B1)	09/15/15	6.500	2,210,491
1,488	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	4.750	1,500,681
492	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	4.212	495,077
993	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/17	5.250	1,002,855
2,485	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.000	2,505,096
2,242	Drumm Investors LLC#	(B+, B1)	05/04/18	5.000	2,151,963
494	Inventiv Health, Inc.#	(B+, B1)	05/15/18	6.750	484,492
744	Kinetic Concepts, Inc.#	(BB-, Ba2)	05/04/18	7.000	755,210
1,236	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	1,225,432
					14,325,038
Insurance Brokerage (1.3%)
979	Alliant Holdings I, Inc.#	(B, B2)	08/21/14	3.362	977,363
603	Alliant Holdings I, Inc.#	(B, B2)	08/21/14	6.750	607,052
3,029	HUB International Ltd.#	(B+, B1)	06/13/17	4.712	3,049,799
1,234	USI Holdings Corp.#	(B, B1)	05/05/14	2.720	1,231,565
					5,865,779
Investments & Misc. Financial Services (1.1%)
1,995	AlixPartners LLP#	(B+, NR)	06/28/19	6.500	2,023,918
1,976	BNY ConvergEX Group LLC#	(B+, B2)	12/19/16	5.250	1,928,222
500	BNY ConvergEX Group LLC#	(B-, B3)	12/18/17	8.750	466,460
495	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.000	498,661
					4,917,261
Leisure (3.5%)
2,239	Alpha Topco Ltd.#	(B+, Ba3)	04/30/19	6.000	2,261,753
2,574	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	6.000	2,592,571
3,307	Deluxe Entertainment Services Group, Inc.#	(B, B2)	07/03/17	8.000	3,276,960
1,987	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	1,946,933
2,413	Seaworld Parks & Entertainment, Inc.#	(BB-, Ba3)	08/17/17	4.000	2,429,323
3,200	Six Flags Theme Parks, Inc.#	(BB+, B1)	12/20/18	4.250	3,224,864
110	Technicolor SA#	(B, B3)	05/26/16	7.000	107,954
296	Technicolor SA#	(B, B3)	05/26/17	8.000	289,054
					16,129,412
Life-Insurance (0.8%)
726	Aveta, Inc.#	(B+, B1)	04/04/17	8.500	732,263
726	Aveta, Inc.#	(B+, NR)	04/04/17	8.500	732,263
2,000	Aveta, Inc.#	(B+, B2)	10/26/17	0.000	2,000,000
					3,464,526
Machinery (0.1%)
489	Pro Mach, Inc.#	(B+, B2)	07/06/17	5.000	490,413

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Media - Broadcast (4.6%)
$2,779	Barrington Broadcasting Group LLC#	(B, B2)	06/14/17	7.500	$2,806,708
1,990	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	4.000	1,996,756
3,500	Gray Television, Inc.#µ	(B+, B2)	10/12/19	4.750	3,513,440
989	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	991,827
993	LIN Television Corp.#	(BB-, Ba2)	12/21/18	5.000	1,002,425
2,942	Local TV Finance LLC#	(B+, B1)	05/07/15	4.220	2,959,922
487	Midcontinent Communications#	(B+, B1)	12/31/16	5.250	486,039
1,990	Rovi Guides, Inc.#	(BB, Ba2)	03/29/19	4.000	1,956,419
2,747	TWCC Holding Corp.#	(BB-, Ba3)	02/13/17	4.250	2,770,693
2,000	UPC Financing Partnership€ #	(NR, Ba3)	12/31/16	3.865	2,578,163
					21,062,392
Media - Cable (0.6%)
1,990	Bragg Communications, Inc.#	(BB, NR)	02/28/18	4.000	2,002,437
600	CCO Holdings LLC#	(BB+, Ba2)	09/06/14	2.712	600,666
					2,603,103
Media - Diversified (0.1%)
215	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	7.724	182,010
285	Flint Group Holdings Sarl#	(B-, B2)	12/31/16	7.224	220,432
					402,442
Medical Products (2.1%)
1,995	Bausch & Lomb, Inc.#	(B+, B1)	05/17/19	5.250	2,020,656
2,500	BSN Medical Luxembourg Holding Sarl#	(B+, Ba3)	08/28/19	5.000	2,514,062
1,982	Grifols, Inc.#	(NR, Ba3)	06/01/17	4.500	2,003,603
2,993	Hologic, Inc.#	(BBB-, Ba2)	08/01/19	4.500	3,031,777
					9,570,098
Metals & Mining - Excluding Steel (0.7%)
1,995	Arch Coal, Inc.#	(BB, Ba3)	05/16/18	5.750	2,015,668
990	Novelis, Inc.#	(BB-, Ba2)	03/10/17	4.000	993,713
					3,009,381
Oil Field Equipment & Services (0.7%)
3,000	MRC Global, Inc.#	(B+, B2)	10/15/19	0.000	3,007,500
Packaging (3.1%)
1,362	Berry Plastics Holding Corp.#	(B, B1)	04/03/15	2.212	1,354,479
4,000	BWAY Holding Co.#	(B, Ba3)	08/06/17	0.000	4,025,000
785	BWAY Holding Co.#	(B, Ba3)	02/23/18	5.250	789,207
1,980	Exopack LLC#	(B, B2)	05/31/17	6.500	1,984,912
2,494	Kleopatra Acquisition Corp.#	(B, Ba3)	12/21/16	6.750	2,521,805
2,439	Sealed Air Corp.#	(BB+, Ba1)	10/03/18	4.750	2,453,931
993	Unifrax Holding Co.#	(B+, B2)	11/28/18	6.500	1,004,077
					14,133,411

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Pharmaceuticals (3.5%)
$2,500	Alkermes, Inc#	(BB, B1)	09/25/19	4.500	$2,521,875
1,975	Jazz Pharmaceuticals, Inc.#	(BBB-, Ba3)	06/12/18	5.250	1,995,579
3,000	Par Pharmaceutical Companies, Inc.#	(B+, B1)	09/30/19	5.000	2,996,565
2,240	RPI Finance Trust#	(BBB-, Baa2)	11/09/18	4.000	2,256,971
3,000	Valeant Pharmaceuticals International, Inc.#	(BBB-, Ba1)	09/27/19	0.000	3,012,300
2,985	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	2,999,787
					15,783,077
Printing & Publishing (0.9%)
313	F & W Media, Inc.#	(NR, NR)	06/09/14	7.750	292,495
188	F & W Media, Inc.#	(NR, NR)	12/09/14	15.000	131,309
1,036	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.462	953,126
1,981	Wenner Media LLC#	(NR, NR)	10/02/13	1.962	1,911,546
5,435	Yell Group PLC#	(B-, B2)	07/31/14	4.459	976,379
					4,264,855
Real Estate Investment Trusts (0.6%)
2,926	iStar Financial, Inc.#	(NR, NR)	10/15/17	5.750	2,928,276
Restaurants (2.0%)
1,990	Landry's, Inc.#	(B+, B1)	04/24/18	6.500	2,014,258
3,000	OSI Restaurant Partners LLC#	(BB, B1)	10/28/19	0.000	3,019,695
944	Restaurant Holding Co. LLC#	(B-, B3)	02/17/17	9.000	957,744
3,000	Wendy's International, Inc.#	(BB-, B1)	05/15/19	4.750	3,033,540
					9,025,237
Software/Services (6.3%)
2,085	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	2,087,551
3,000	Deltek, Inc.#	(B+, B1)	10/10/18	6.000	3,026,265
1,198	First Data Corp.#	(B+, B1)	03/24/17	5.211	1,181,974
939	First Data Corp.#	(B+, B1)	03/23/18	4.211	897,999
490	Flexera Software LLC#	(B, B2)	09/30/17	7.500	492,653
750	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	765,000
1,831	On Assignment, Inc.#	(BB-, Ba3)	05/15/19	5.000	1,844,346
992	Open Solutions, Inc.#	(B+, B1)	01/23/14	2.435	959,055
2,000	Pinnacle Holdco Sàrl#	(NR, NR)	07/30/19	6.500	2,003,130
1,936	SafeNet, Inc.#	(B+, B1)	04/12/14	2.712	1,927,868
1,500	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.212	1,492,500
1,000	Serena Software, Inc.#	(B+, B1)	03/10/16	5.000	1,005,000
209	SS&C Technologies, Inc.#	(BB-, Ba3)	06/07/19	5.000	212,208
2,021	SS&C Technologies, Inc.#	(BB-, Ba3)	06/07/19	5.000	2,051,346
743	SSI Investments II Ltd.#	(BB-, Ba3)	05/26/17	5.000	750,853
1,990	US FT Holdco, Inc.#	(B+, B1)	11/30/17	7.500	2,004,912
3,000	Wall Street Systems Delaware, Inc.#	(B, B2)	10/25/19	0.000	2,998,125
1,000	Wall Street Systems Delaware, Inc.#	(B-, Caa2)	10/25/20	0.000	993,750
2,012	Web.com Group, Inc.#	(B, Ba3)	10/27/17	7.000	2,037,591
					28,732,126

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Specialty Retail (3.5%)
$2,000	AB Acquisitions UK Topco 2 Ltd.£#	(NR, NR)	07/09/15	3.491	$3,129,272
3,525	Academy Ltd.#	(B, B2)	08/03/18	0.000	3,532,438
1,995	National Vision, Inc.#	(BB-, B1)	08/02/18	7.000	2,019,938
1,214	Pilot Travel Centers LLC#	(NR, NR)	03/30/18	3.750	1,221,648
2,500	Pilot Travel Centers LLC#	(BB, Ba2)	08/07/19	4.250	2,518,225
1,030	SSP Financing Ltd.#	(NR, NR)	06/15/16	0.002	961,379
1,043	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.403	974,176
741	Toys 'R' Us-Delaware, Inc.#	(B+, B1)	09/01/16	6.000	740,554
923	Toys 'R' Us-Delaware, Inc.#	(B+, B1)	05/25/18	5.250	908,231
					16,005,861
Steel Producers/Products (0.5%)
2,348	JMC Steel Group, Inc.#	(BB, B1)	04/01/17	4.750	2,367,407
Support-Services (2.2%)
1,478	Aramark Canada Ltd.#	(BB, Ba3)	01/26/14	2.237	1,477,775
2,488	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	5.000	2,520,459
2,470	EnergySolutions LLC#	(BB-, B2)	08/15/16	6.250	2,365,052
3,500	Hertz Corp.#	(NR, NR)	10/03/18	0.000	3,496,885
296	Sabre, Inc.#	(B, B1)	12/29/17	5.962	295,918
					10,156,089
Telecom - Integrated/Services (3.1%)
3,117	Cellular South, Inc.#	(NR, NR)	07/27/17	5.750	3,131,112
2,434	Intelsat Jackson Holdings SA#	(BB-, B1)	04/02/18	4.500	2,454,355
2,343	Neustar, Inc.#	(BBB-, Ba2)	11/08/18	5.000	2,365,145
2,993	Windstream Corp.#	(BB+, Baa3)	08/08/19	4.000	3,014,944
2,993	Zayo Group LLC#	(B, B1)	07/02/19	5.250	3,010,455
					13,976,011
Telecom - Wireless (2.5%)
3,000	Cricket Communications, Inc.#	(B+, Ba2)	10/10/19	4.750	3,016,890
1,737	MetroPCS Wireless, Inc.#	(BB, Ba1)	03/17/18	4.000	1,742,731
2,993	Telesat Canada#	(BB-, Ba3)	03/28/19	4.250	3,023,682
5	WP Roaming III Sarl#	(NR, NR)	05/05/14	3.750	5,220
1,902	WP Roaming III Sarl#	(NR, NR)	05/04/15	4.250	1,814,352
1,902	WP Roaming III Sarl#	(NR, NR)	05/03/16	4.750	1,823,864
					11,426,739
Telecommunications Equipment (0.6%)
806	Avaya, Inc.#	(B, B1)	10/24/14	3.177	785,801
495	Avaya, Inc.#	(B, B1)	10/26/17	4.927	443,151
1,585	Commscope, Inc.#	(NR, NR)	01/14/18	4.250	1,597,144
					2,826,096
Textiles & Apparel (0.9%)
1,500	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	4.477	1,436,250
2,500	Wolverine World Wide, Inc.#	(BB, Ba2)	07/31/19	4.750	2,521,875
					3,958,125

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Theaters & Entertainment (0.8%)
$1,990	AMC Entertainment, Inc.#	(BB-, Ba2)	02/22/18	4.750	$2,012,066
1,812	Live Nation Entertainment, Inc.#	(BB-, Ba2)	11/07/16	4.500	1,827,055
					3,839,121
TOTAL BANK LOANS (Cost $361,825,533)					367,656,264
CORPORATE BONDS (10.9%)
Airlines (0.5%)
2,000	Continental Airlines, Inc., Rule 144A, Senior Secured Notes (Callable 12/03/12 @ 105.06)‡	(BB-, Ba2)	09/15/15	6.750	2,102,500
Auto Parts & Equipment (1.0%)
2,450	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 12/03/12 @ 108.06)‡	(B+, B1)	08/15/16	10.750	2,658,250
1,000	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,083,750
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	996,250
					4,738,250
Building & Construction (0.1%)
211	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50)‡+	(NR, NR)	06/30/15	11.000	206,584
91	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	90,846
					297,430
Building Materials (1.2%)
3,500	Building Materials Corp. of America, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 103.50)‡	(BB+, Ba1)	02/15/20	7.000	3,815,000
1,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)§	(B+, B2)	04/01/19	7.625	1,798,125
					5,613,125
Chemicals (1.3%)
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)‡€#	(B+, B1)	02/15/19	7.250	1,987,433
2,000	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ 103.94)	(B+, B1)	12/01/19	7.875	2,205,000
1,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,635,000
					5,827,433
Computer Hardware (0.2%)
700	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ 103.94)	(BB-, B3)	11/15/17	7.875	703,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods (0.4%)
$1,500	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B2)	09/01/20	8.750	$1,728,750
Electronics (0.0%)
250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(B+, Caa1)	04/01/19	7.750	187,813
Energy - Exploration & Production (0.5%)
525	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)§	(B-, Caa1)	02/15/18	8.250	523,687
500	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13)‡§	(B, B2)	11/01/19	6.250	502,500
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ 104.94)§	(B-, Caa1)	11/15/14	11.875	736,750
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	349,375
					2,112,312
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.*	(NR, NR)	07/02/13	0.000	4,625
Gaming (1.4%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ 102.42)‡	(B, Caa1)	11/15/19	7.250	174,345
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 12/03/12 @ 102.56)‡Ø	(NR, NR)	06/15/15	10.250	394
850	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	916,938
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	539,375
59	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	55,455
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ 105.38)	(B, Caa1)	08/15/17	10.750	226,250
275	Peninsula Gaming LLC, Global Secured Notes (Callable 12/03/12 @ 104.19)	(BB, Ba3)	08/15/15	8.375	288,406
3,975	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes‡#	(BB, B2)	03/15/14	2.889	3,965,062
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)^Ø	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 101.60)‡	(B+, B3)	11/15/15	9.000	274,500
					6,440,743

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gas Distribution (0.4%)
$1,000	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 103.94)‡§	(NR, B2)	12/15/18	7.875	$1,065,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	527,500
					1,592,500
Health Services (0.0%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	136,500
Insurance Brokerage (0.2%)
1,050	USI Holdings Corp., Rule 144A, Company Guaranteed Notes‡#	(CCC, Caa1)	11/15/14	4.310	1,023,750
Media - Broadcast (0.1%)
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)§	(B, B3)	04/15/17	8.875	547,500
Media - Diversified (0.1%)
500	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	548,750
Media - Services (0.4%)
1,500	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ 104.75)§	(BB-, Ba2)	06/15/16	9.500	1,659,375
Metals & Mining - Excluding Steel (0.9%)
2,461	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	4.730	2,338,265
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 100.00)^Ø	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 103.33)^Ø	(NR, NR)	12/15/16	10.000	25
1,700	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,763,750
					4,102,055
Oil Field Equipment & Services (0.3%)
575	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(BB-, Ba3)	11/15/18	8.125	603,750
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	295,625
500	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	543,750
					1,443,125

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing (1.1%)
$2,250	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16)‡§	(B+, Ba3)	04/01/17	10.875	$2,497,500
315	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 12/01/13 @ 107.88)	(BB-, B1)	12/01/17	10.500	362,250
2,000	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡§	(BB+, Ba3)	02/15/20	8.250	2,110,000
					4,969,750
Packaging (0.2%)
0	BWAY Parent Co., Inc., Global Senior Unsecured Notes (Callable 12/03/12 @ 105.00)[1]	(CCC+, Caa1)	11/01/15	10.125	72
1,050	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B, B2)	12/15/13	2.389	1,002,750
					1,002,822
Printing & Publishing (0.0%)
242	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00)#	(CC, Caa1)	02/15/17	9.500	139,755
Real Estate Investment Trusts (0.1%)
500	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)§	(B+, Ba3)	04/15/19	7.250	476,250
Support-Services (0.2%)
500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	553,750
400	Sotheby's, Global Company Guaranteed Notes§	(BB, Ba3)	06/15/15	7.750	440,000
					993,750
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡^#Ø	(NR, NR)	01/15/15	5.750	—
Textiles & Apparel (0.0%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡€Ø	(NR, NR)	11/15/12	9.875	3,653
Theaters & Entertainment (0.3%)
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	1,127,500
Transportation - Excluding Air/Rail (0.0%)
150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	133,500
TOTAL CORPORATE BONDS (Cost $50,429,454)					49,657,016

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (2.4%)
Collateralized Debt Obligations (2.4%)
$2,000	ACAs CLO Ltd.‡#	(BBB, NR)	09/20/23	5.577	$1,969,602
2,000	Atlantis Funding Ltd.#	(BBB+, A1)	11/20/15	4.684	2,016,766
2,000	Copper River CLO Ltd.#	(B+, Baa3)	01/20/21	1.819	1,657,200
750	Gale Force CLO Ltd., Rule 144A‡#	(BBB+, Baa2)	11/15/17	2.285	667,552
500	Hewett's Island CDO Ltd., Rule 144A‡#	(BBB+, Baa1)	06/09/19	1.208	411,203
2,000	KKR Financial CLO 2007-1 Corp., Rule 144A‡#	(A, A3)	05/15/21	2.685	1,839,458
2,000	Riverside Park CLO Ltd.#	(BBB, NR)	09/27/21	3.117	1,775,250
1,000	WG Horizons CLO#	(BBB-, Ba1)	05/24/19	2.127	830,490
TOTAL ASSET BACKED SECURITIES (Cost $10,824,445)					11,167,521
Number of Shares
COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.^*				—
Building & Construction (0.0%)
53,871	William Lyon Homes, Inc.*				59,258
Chemicals (0.1%)
9,785	Huntsman Corp.				147,167
Forestry & Paper (0.0%)
3,000	Resolute Forest Products*§				36,600
Gaming (0.0%)
10,150	Majestic Holdco LLC				20,300
Health Services (0.0%)
22	Magellan Health Services, Inc.*				1,103
Printing & Publishing (0.0%)
554	Dex One Corp.*§				554
1,131	F & W Media, Inc.*				707
355	SuperMedia, Inc.*§				905
					2,166
TOTAL COMMON STOCKS (Cost $610,731)					266,594
WARRANT (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 (Cost $0)^*				—
SHORT-TERM INVESTMENTS (14.0%)
5,551,531	State Street Navigator Prime Portfolio, 0.31%§§				5,551,531
Par (000)			Maturity	Rate%
$58,072	State Street Bank and Trust Co. Euro Time Deposit		11/01/12	0.010	58,072,000
TOTAL SHORT-TERM INVESTMENTS (Cost $63,623,531)					63,623,531
TOTAL INVESTMENTS AT VALUE (108.1%) (Cost $487,313,694)					492,370,926
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.1%)					(36,824,847)
NET ASSETS (100.0%)					$455,546,079

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2012

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, these securities amounted to a value of $34,082,741 or 7.5% of net assets.

€  This security is denominated in Euro.

£  This security is denominated in British Pound.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

1  Par value of security held is less than 1,000.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2012.

+  Step Bond — The interest rate is as of October 31, 2012 and will reset at a future date.

Ø  Bond is currently in default.

µ  See Note 2 regarding unfunded loan commitments.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2012

Assets
Investments at value, including collateral for securities on loan of $5,551,531 (Cost $487,313,694) (Note 2)	$492,370,926[1]
Cash	969,315
Foreign currency at value (cost $3,338,702)	3,320,288
Receivable for investments sold	13,784,586
Receivable for fund shares sold	2,700,842
Interest receivable	2,223,565
Unrealized appreciation on forward currency contracts (Note 2)	139,150
Prepaid expenses and other assets	57,546
Total Assets	515,566,218
Liabilities
Advisory fee payable (Note 3)	111,316
Administrative services fee payable (Note 3)	57,426
Shareholder servicing/Distribution fee payable (Note 3)	97,525
Payable for investments purchased	53,002,626
Payable upon return of securities loaned (Note 2)	5,551,531
Payable for fund shares redeemed	639,759
Dividend payable	429,667
Trustees' fee payable	18,863
Other accrued expenses payable	111,426
Total Liabilities	60,020,139
Net Assets
Capital stock, $.001 par value (Note 6)	65,939
Paid-in capital (Note 6)	462,517,339
Undistributed net investment income	355,380
Accumulated net realized loss on investments and foreign currency transactions	(12,570,862)
Net unrealized appreciation from investments and foreign currency translations	5,178,283
Net Assets	$455,546,079
I Shares
Net assets	$226,026,719
Shares outstanding	32,801,266
Net asset value, offering price and redemption price per share	$6.89
A Shares
Net assets	$148,635,653
Shares outstanding	21,477,022
Net asset value and redemption price per share	$6.92
Maximum offering price per share (net asset value/(1-4.75%))	$7.27
B Shares
Net assets	$5,184,726
Shares outstanding	747,935
Net asset value and offering price per share	$6.93
C Shares
Net assets	$75,698,981
Shares outstanding	10,912,454
Net asset value and offering price per share	$6.94

1  Including $5,429,963 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2012

Investment Income (Note 2)
Interest	$16,310,213
Dividends	6,557
Securities lending	10,885
Total investment income	16,327,655
Expenses
Investment advisory fees (Note 3)	1,646,898
Administrative services fees (Note 3)	341,016
Shareholder servicing/Distribution fees (Note 3)
Class A	286,335
Class B	53,549
Class C	492,144
Legal fees	127,168
Transfer agent fees	118,788
Registration fees	104,738
Trustees' fees	83,684
Printing fees (Note 3)	74,355
Custodian fees	52,803
Audit and tax fees	40,367
Insurance expense	4,700
Commitment fees (Note 4)	1,331
Miscellaneous expense	10,572
Total expenses	3,438,448
Less: fees waived (Note 3)	(580,763)
Net expenses	2,857,685
Net investment income	13,469,970
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	1,641,278
Net realized loss from foreign currency transactions	(219,527)
Net change in unrealized appreciation (depreciation) from investments	7,503,422
Net change in unrealized appreciation (depreciation) from foreign currency translations	132,224
Net realized and unrealized gain from investments and foreign currency related items	9,057,397
Net increase in net assets resulting from operations	$22,527,367

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011
From Operations
Net investment income	$13,469,970	$4,876,444
Net realized gain from investments and foreign currency transactions	1,421,751	4,295,873
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	7,635,646	(4,415,241)
Net increase in net assets resulting from operations	22,527,367	4,757,076
From Dividends
Dividends from net investment income
Class I shares	(5,828,640)	(2,272,141)
Class A shares	(5,173,777)	(1,419,797)
Class B shares	(197,814)	(319,632)
Class C shares	(1,850,784)	(931,208)
Net decrease in net assets resulting from dividends	(13,051,015)	(4,942,778)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	420,906,171	73,834,993
Reinvestment of dividends	9,579,337	3,634,099
Net asset value of shares redeemed	(108,888,789)[1]	(29,654,156)[2]
Net increase in net assets from capital share transactions	321,596,719	47,814,936
Net increase in net assets	331,073,071	47,629,234
Net Assets
Beginning of year	124,473,008	76,843,774
End of year	$455,546,079	$124,473,008
Undistributed/Accumulated net investment income (loss)	$355,380	$(130,428)

1  Net of $33,222 of redemption fees retained by the Fund.

2  Net of $24,879 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$6.66	$6.72	$6.24	$4.94	$7.66
INVESTMENT OPERATIONS
Net investment income[1]	0.34	0.43	0.56	0.54	0.60
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.21	(0.04)	0.50	1.36	(2.48)
Total from investment operations	0.55	0.39	1.06	1.90	(1.88)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.45)	(0.58)	(0.60)	(0.60)
Distributions from net realized gains	—	—	—	—	(0.24)
Total dividends and distributions	(0.32)	(0.45)	(0.58)	(0.60)	(0.84)
Net asset value, end of year	$6.89	$6.66	$6.72	$6.24	$4.94
Total return[3]	8.51%	5.85%	17.87%	41.87%	(26.98)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$226,027	$46,482	$31,374	$383	$310
Ratio of expenses to average net assets	0.70%	0.70%	0.72%	0.85%	0.85%
Ratio of net investment income to average net assets	4.99%	6.32%	8.48%	10.32%	8.98%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%	0.68%	0.65%	0.58%	0.46%
Portfolio turnover rate	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$6.69	$6.74	$6.26	$4.96	$7.68
INVESTMENT OPERATIONS
Net investment income[1]	0.32	0.40	0.52	0.53	0.58
Net gain (loss) on investments, swap contracts, and foreign currency related items (both realized and unrealized)	0.22	(0.02)	0.53	1.36	(2.47)
Total from investment operations	0.54	0.38	1.05	1.89	(1.89)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.43)	(0.57)	(0.59)	(0.59)
Distributions from net realized gains	—	—	—	—	(0.24)
Total dividends and distributions	(0.31)	(0.43)	(0.57)	(0.59)	(0.83)
Net asset value, end of year	$6.92	$6.69	$6.74	$6.26	$4.96
Total return[3]	8.19%	5.74%	17.54%	41.36%	(27.08)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$148,636	$49,439	$20,492	$22,237	$21,004
Ratio of expenses to average net assets	0.95%	0.95%	1.11%	1.10%	1.10%
Ratio of net investment income to average net assets	4.65%	5.97%	8.00%	10.07%	8.72%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%	0.69%	0.61%	0.59%	0.47%
Portfolio turnover rate	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$6.70	$6.74	$6.26	$4.95	$7.68
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.39	0.47	0.49	0.54
Net gain (loss) on investments, swap contracts, and foreign currency related items (both realized and unrealized)	0.22	(0.06)	0.53	1.36	(2.49)
Total from investment operations	0.48	0.33	1.00	1.85	(1.95)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.37)	(0.52)	(0.54)	(0.54)
Distributions from net realized gains	—	—	—	—	(0.24)
Total dividends and distributions	(0.25)	(0.37)	(0.52)	(0.54)	(0.78)
Net asset value, end of year	$6.93	$6.70	$6.74	$6.26	$4.95
Total return[3]	7.30%	5.03%	16.58%	40.55%	(27.77)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$5,185	$4,647	$7,283	$7,280	$6,901
Ratio of expenses to average net assets	1.70%	1.70%	1.86%	1.85%	1.85%
Ratio of net investment income to average net assets	3.83%	5.80%	7.25%	9.40%	7.96%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%	0.68%	0.61%	0.59%	0.47%
Portfolio turnover rate	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of year	$6.71	$6.75	$6.27	$4.96	$7.69
INVESTMENT OPERATIONS
Net investment income[1]	0.27	0.37	0.47	0.49	0.54
Net gain (loss) on investments, swap contracts, and foreign currency related items (both realized and unrealized)	0.21	(0.03)	0.53	1.36	(2.49)
Total from investment operations	0.48	0.34	1.00	1.85	(1.95)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.38)	(0.52)	(0.54)	(0.54)
Distributions from net realized gains	—	—	—	—	(0.24)
Total dividends and distributions	(0.25)	(0.38)	(0.52)	(0.54)	(0.78)
Net asset value, end of year	$6.94	$6.71	$6.75	$6.27	$4.96
Total return[3]	7.29%	5.03%	16.57%	40.46%	(27.72)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$75,699	$23,905	$17,695	$17,435	$14,282
Ratio of expenses to average net assets	1.70%	1.70%	1.86%	1.85%	1.85%
Ratio of net investment income to average net assets	3.93%	5.39%	7.25%	9.33%	7.98%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.20%	0.68%	0.61%	0.59%	0.46%
Portfolio turnover rate	96%	144%	88%	63%	28%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2012

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Forward

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services,

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$367,656,264	$—	$367,656,264
Corporate Bonds	—	49,656,958	58	49,657,016
Asset Backed Securities	—	11,167,521	—	11,167,521
Common Stocks	186,329	80,265	—	266,594
Warrant	—	—	—	—
Short-Term Investments	5,551,531	58,072,000	—	63,623,531
Other Financial Instruments*
Forward Foreign Currency Contracts	—	139,150	—	139,150
	$5,737,860	$486,772,158	$58	$492,510,076

*Other financial instruments include futures, forwards, and swap contracts.

As of October 31, 2012, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of October 31, 2012

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation/ depreciation on forward currency contracts	$139,150	*	Unrealized appreciation/ depreciation on forward currency contracts	$—

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Currency Contracts	Net realized loss from foreign currency transactions	$(69,732)	Net change in unrealized appreciation (depreciation) from foreign currency translations	$139,150

The notional amount of forward foreign currency contracts at year end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 2.08% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	9,950,266	EUR	7,580,000	01/18/13	Morgan Stanley	$(9,950,266)	$(9,829,889)	$120,377
USD	1,445,191	EUR	1,100,000	01/18/13	Morgan Stanley	(1,445,191)	(1,426,501)	18,690
USD	3,221,400	GBP	2,000,000	01/18/13	Morgan Stanley	(3,221,400)	(3,221,317)	83
								$139,150

Currency Abbreviations:
EUR = Euro

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

GBP = British Pound
USD = United States Dollar

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At October 31, 2012, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Gray Television, Inc.	10/12/19	4.750	$851,351

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $14,550, of which $1,743 was rebated to borrowers (brokers). The Fund retained $10,885 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,922. Securities lending income is accrued as earned.

L) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2012, investment advisory fees earned and voluntarily waived were $1,646,898 and $580,763, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2012. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Fund. Effective April 30, 2012, Credit Suisse replaced CSAMSI as co-administrator to the Fund. For their co-administrative services, CSAMSI and Credit Suisse received a fee calculated at an annual rate of 0.09% of the Fund's

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

average daily net assets. For the year ended October 31, 2012, co-administrative services fees earned by CSAMSI and Credit Suisse were $260,441.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $80,575.

In addition to serving as the Fund's co-administrator, through April 30, 2012, CSAMSI also served as distributor of the Fund's shares. Effective April 30, 2012, Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse is the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI and CSSU received fees for their distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees.

For the year ended October 31, 2012, CSAMSI, CSSU and its affiliates advised the Fund that they retained $48,742 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2012, Merrill was paid $59,296 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2012, and during the year ended October 31, 2012, the Fund had no borrowings outstanding under the Credit Facility.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2012, purchases and sales of investment securities (excluding short-term investments) were $573,296,353 and $255,100,281, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class I shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	29,259,713	$198,986,905	2,756,694	$18,390,302
Shares issued in reinvestment of dividends	740,272	5,041,974	312,901	2,113,807
Shares redeemed	(4,172,984)	(28,368,005)	(766,086)	(5,132,969)
Net increase	25,827,001	$175,660,874	2,303,509	$15,371,140
	Class A
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	24,435,787	$166,120,736	6,377,908	$42,658,488
Shares issued in reinvestment of dividends	496,186	3,393,229	145,167	983,762
Shares redeemed	(10,841,008)	(74,072,793)	(2,176,209)	(14,784,134)
Net increase	14,090,965	$95,441,172	4,346,866	$28,858,116
	Class B
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	232,114	$1,562,539	295,721	$1,998,761
Shares issued in reinvestment of dividends	10,290	70,301	20,990	142,696
Shares redeemed	(188,042)	(1,279,905)	(702,886)	(4,807,899)
Net increase (decrease)	54,362	$352,935	(386,175)	$(2,666,442)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	7,947,779	$54,235,991	1,615,279	$10,787,442
Shares issued in reinvestment of dividends	156,638	1,073,833	57,968	393,834
Shares redeemed	(757,012)	(5,168,086)	(728,120)	(4,929,154)
Net increase	7,347,405	$50,141,738	945,127	$6,252,122

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	76%
Class A	5	51%
Class B	2	52%
Class C	2	39%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2012 and 2011, respectively, by the Fund were as follows:

Ordinary Income
2012	2011
$13,051,015	$4,942,778

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to dividends payable, wash sales, forward contracts mark to market and income from defaulted bonds. At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$919,665
Undistributed net investment loss — other	(429,667)
Accumulated realized loss	(12,415,906)
Unrealized appreciation	4,888,710
$(7,037,198)

At October 31, 2012, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2015	2016	2017	2018
$2,046,543	$4,452,130	$5,676,396	$240,837

Included in the Fund's capital loss carryforwards is $4,651,286, acquired in the Credit Suisse High Yield Fund merger, which is subject to IRS limitations. During the tax year ended October 31, 2012, the Fund utilized $1,505,636 of the capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncetain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

At October 31, 2012, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$487,464,117
Unrealized appreciation	$8,283,236
Unrealized depreciation	(3,376,427)
Net unrealized appreciation (depreciation)	$4,906,809

At October 31, 2012, the Fund reclassified $66,782 to accumulated net realized gain and $71 to paid in capital from accumulated net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/(loss), defaulted bonds and partnership basis adjustments. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds
and the Shareholders of Credit Suisse Floating Rate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Floating Rate High Income Fund (one of the Funds comprising Credit Suisse Opportunity Funds, hereafter referred to as the "Fund") at October 31, 2012, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 28, 2012

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010

Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012

Director and Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Associated with Bank of New York Mellon Alternative Investment Services from 2006 to 2008; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.
Cecilia Chau Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) INC, DISTRIBUTOR.  FLHI-AR-1012

CREDIT SUISSE FUNDS

Annual Report

October 31, 2012

■  CREDIT SUISSE
  MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2012 (unaudited)

December 6, 2012

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund"), formerly known as the Credit Suisse Liquid Alternative Fund, for the seven-month period ended October 31, 2012.

Performance Summary
04/01/12 – 10/31/12*

Fund & Benchmark	Performance
Class I1	-0.50%
Class A1,2	-0.70%
Class C1,2	-1.10%
Dow Jones Credit Suisse Hedge Fund Index[3]	1.33%
Credit Suisse Liquid Alternative Beta Index[4]	0.10%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The seven-month period ended October 31, 2012 was a mixed one for alternative investments with the Dow Jones Credit Suisse Hedge Fund Index, the Fund's benchmark, gaining 1.33%. The broader equity market, as represented by the MSCI World Index, returned 0.62% for the period.

Many financial markets this year appear to be primarily driven by government policy rather than fundamentals, causing systematic trading strategies to underperform.

Strategic Review and Outlook:

For the seven-month period ended October 31, 2012, the Fund underperformed its benchmark. The Fund also underperformed its target index, the Credit Suisse Liquid Alternative Beta Index. Managed futures were a persistent performance drag as markets were whipsawed and unable to establish a trend.

Throughout the time period, high yield bonds were the largest exposure for the Fund. While merger arbitrage began the period as the second largest exposure, it was removed in May as deal volume dried up and profit potential was reduced. Large cap technology stocks became the largest directional equity exposure and maintained that position for a majority of the time period.

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Going forward, the Liquid Alternative Beta replication models anticipate that merger arbitrage will continue to be an insignificant driver of hedge fund returns, as deal volumes will likely remain stagnant. Additionally, the dropping exposure to high yield bonds in recent months may be indicative of a pause in the high yield rally. Finally, despite poor recent performance, managed futures will likely remain a significant exposure for the Fund.

The Credit Suisse Liquid Alternative Fund became the Credit Suisse Multialternative Strategy Fund as of October 4, 2012. Additionally, during the period, Sheel Dhande and Alexander De Feo replaced Peter Little on the portfolio management team. The team is still led by Dr. Jordan Drachman.

The Credit Suisse Liquid Alternative Fund Team

Dr. Jordan Drachman
Sheel Dhande
Alexander De Feo

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, derivatives risk, exchange-traded funds risk, exchange-traded notes risk, credit risk, foreign securities risk, liquidity risk, interest rate risk, market risk, forwards risk, futures contracts risk, index/tracking error risk, leveraging risk, swap agreement risk, small-and mid-cap stock risk, speculative exposure risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I
shares, Class A shares2, Class C shares2, the Dow Jones
Credit Suisse Hedge Fund Index3 and the Credit Suisse
Liquid Alternative Beta Index4 from Inception (3/30/12).

Average Annual Returns as of September 30, 20121

	Since Inception	Inception Date
Class I	0.50%	3/30/12
Class A Without Sales Charge	0.30%	3/30/12
Class A With Maximum Sales Charge	(4.93)%	3/30/12
Class C Without CDSC	(0.10)%	3/30/12
Class C With CDSC	(1.10)%	3/30/12

Average Annual Returns as of October 31, 20121

	Since Inception	Inception Date
Class I	(0.50)%	3/30/12
Class A Without Sales Charge	(0.70)%	3/30/12
Class A With Maximum Sales Charge	(5.88)%	3/30/12
Class C Without CDSC	(1.10)%	3/30/12
Class C With CDSC	(2.09)%	3/30/12

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 11.01% for Class I shares, 11.26% for Class A shares and 12.01% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.79% for Class I shares, 2.04% for Class A shares and 2.79% for Class C shares.

*  The Fund commenced operations on March 30, 2012.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.88%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (2.09%).

3  Dow Jones Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC and CME Group Index Services LLC. It is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The Index uses the Credit Suisse database, which tracks over 9,000 funds, and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. It is calculated and rebalanced on a monthly basis, and shown net of all performance fees and expenses. An index does not have transaction costs; investors may not invest directly in an index.

4  Using only liquid securities, the Credit Suisse Liquid Alternative Beta Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. An index does not have transactions costs; investors may not invest directly in an index.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$997.00	$995.00	$991.00
Expenses Paid per $1,000*	$8.99	$10.23	$13.96
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,016.14	$1,014.88	$1,011.11
Expenses Paid per $1,000*	$9.07	$10.33	$14.10
	Class I	Class A	Class C
Annualized Expense Ratios*	1.79%	2.04%	2.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*
Exchange Traded Funds	13.79%
Short-term Investments	86.21%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

6

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2012

	Number of Shares	Value
EXCHANGE TRADED FUNDS (12.1%)
UNITED STATES (12.1%)
Diversified Financial Services (12.1%)
iShares iBoxx $ High Yield Corporate Bond Fund	3,186	$295,119
iShares Russell 2000 Index Fund§	1,328	107,887
Powershares QQQ Trust Series 1§	4,608	299,289
Vanguard MSCI Emerging Markets ETF	1,165	48,336
TOTAL EXCHANGE TRADED FUNDS (Cost $745,866)		750,631
SHORT-TERM INVESTMENTS (82.3%)
State Street Navigator Prime Portfolio, 0.31%§§	417,808	417,808
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/01/2012	$4,691	4,691,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,108,808)		5,108,808
TOTAL INVESTMENTS AT VALUE (94.4%) (Cost $5,854,674)		5,859,439
OTHER ASSETS IN EXCESS OF LIABILITIES (5.6%)		346,401
NET ASSETS (100.0%)		$6,205,840

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2012.

See Accompanying Notes to Financial Statements.
7

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2012

Assets
Investments at value, including collateral for securities on loan of $417,808 (Cost $5,854,674) (Note 2)	$5,859,439[1]
Cash	289
Foreign currency at value (cost $24,691)	24,588
Cash segregated at brokers for futures contracts	81,359
Cash segregated at brokers for written option	725,000
Offering costs (Note 3)	89,584
Unrealized appreciation on forward currency contracts (Note 2)	7,138
Receivable for fund shares sold	31
Prepaid expenses and other assets	16,934
Total Assets	6,804,362
Liabilities
Advisory fee payable (Note 3)	15,520
Administrative services fee payable (Note 3)	1,452
Shareholder servicing/Distribution fee payable (Note 3)	929
Payable upon return of securities loaned (Note 2)	417,808
Outstanding written options, at value (Proceeds $10,465) (Note 2)	24,535
Unrealized loss on open futures contracts (Note 2)	21,941
Trustees' fee payable	14,960
Unrealized depreciation on open swap contracts (Note 2)	10,212
Interest payable for open swap contracts	413
Other accrued expenses payable	90,752
Total Liabilities	598,522
Net Assets
Capital stock, $.001 par value (Note 6)	625
Paid-in capital (Note 6)	6,232,749
Undistributed net investment income	6,991
Accumulated net realized loss on investments, futures contracts, written options, short sales, swap contracts and foreign currency transactions	(102)
Net unrealized depreciation from investments, futures contracts, written options, swap contracts and foreign currency translations	(34,423)
Net Assets	$6,205,840
I Shares
Net assets	$4,904,046
Shares outstanding	492,997
Net asset value and offering price per share	$9.95
A Shares
Net assets	$227,784
Shares outstanding	22,931
Net asset value and redemption price per share	$9.93
Maximum offering price per share (net asset value/(1-5.25%))	$10.48
C Shares
Net assets	$1,074,010
Shares outstanding	108,606
Net asset value, offering price and redemption price per share	$9.89

1  Including $407,694 of securities on loan.

See Accompanying Notes to Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Period Ended October 31, 20121

Investment Income (Note 2)
Dividends	$64,772
Interest	237
Securities lending	1,862
Foreign taxes withheld	(212)
Total investment income	66,659
Expenses
Investment advisory fees (Note 3)	38,844
Administrative services fees (Note 3)	4,971
Shareholder servicing/Distribution fees (Note 3)
Class A	244
Class C	3,636
Offering costs (Note 3)	125,417
Audit and tax fees	50,667
Legal fees	45,767
Trustees' fees	30,433
Printing fees (Note 3)	30,000
Organizational costs	21,842
Transfer agent fees	5,204
Registration fees	4,619
Custodian fees	4,198
Dividend expense for securities sold short	2,964
Short sales expense	352
Insurance expense	41
Commitment fees (Note 4)	15
Miscellaneous expense	6,500
Total expenses	375,714
Less: fees waived and expenses reimbursed (Note 3)	(311,446)
Net expenses	64,268
Net investment income	2,391
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	3,478
Net realized loss from short sales	(2,896)
Net realized loss from futures contracts	(33,774)
Net realized gain from written options	21,139
Net realized gain from swap contracts	858
Net realized loss from foreign currency transactions	(15,275)
Net change in unrealized appreciation (depreciation) from investments	4,765
Net change in unrealized appreciation (depreciation) from futures contracts	(21,941)
Net change in unrealized appreciation (depreciation) from written options	(14,070)
Net change in unrealized appreciation (depreciation) from swap contracts	(10,212)
Net change in unrealized appreciation (depreciation) from foreign currency translations	7,035
Net realized and unrealized loss from investments, futures contracts, written options, swap contracts and foreign currency related items	(60,893)
Net decrease in net assets resulting from operations	$(58,502)

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

For the Period Ended October 31, 2012[1]
From Operations
Net investment income	$2,391
Net realized loss from investments, futures contracts, written options, short sales, swap contracts and foreign currency transactions	(26,470)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, written options, short sales, swap contracts and foreign currency translations	(34,423)
Net decrease in net assets resulting from operations	(58,502)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	8,224,935
Net asset value of shares redeemed	(1,960,593)
Net increase in net assets from capital share transactions	6,264,342
Net increase in net assets	6,205,840
Net Assets
Beginning of period	—
End of period	$6,205,840
Undistributed net investment income	$6,991

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Cash Flows
For the Year Ended October 31, 2012

Cash flows from operating activities
Investment income received	$66,659
Operating expenses paid	42,793
Realized loss on futures contracts	(33,774)
Realized gain on swap contracts	858
Realized gain on written options	21,139
Proceeds for written options	10,465
Cash segragated at brokers for futures contracts	(806,359)
Offering costs	(89,584)
Purchases of investment securities	(5,254,210)
Proceeds from disposition of investment securities	4,508,926
Purchases of short-term securities, net	(4,691,000)
Net cash used in operating activities		$(6,224,087)
Cash flows from financing activities
Proceeds from sales of shares	8,224,935
Net asset value of share redeemed	(1,960,593)
Net cash provided by financing activities		6,264,342
Effect of exchange rate on cash		(15,378)
Net decrease in cash		24,877
Cash — beginning of year		—
Cash — end of year		$24,877
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$(58,502)
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities
Change in accrued expenses	$108,093
Change in interest payable	413
Change in prepaid expenses and other assets	(16,965)
Change in advisory fees payable	15,520
Change in offering costs	(89,584)
Change in cash segragated at brokers	(806,359)
Purchases of investment securities	(5,254,210)
Proceeds from disposition of investment securities	4,508,926
Proceeds for written options	10,465
Purchases of short-term securities, net	(4,691,000)
Net change in unrealized appreciation from investments	(4,765)
Net change in unrealized appreciation from foreign currency translations	(7,035)
Net change in unrealized appreciation from futures contracts	21,941
Net change in unrealized appreciation from written options	14,070
Net change in unrealized appreciation from swap contracts	10,212
Net realized gain from investments	(3,478)
Net realized loss on short sales	2,896
Net realized loss on foreign currency transactions	15,275
Total adjustments		(6,165,585)
Net cash used in operating activities		$(6,224,087)

See Accompanying Notes to Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.01
Net loss on investments, futures contracts, written options, short sales, swap contracts and foreign currency related items (both realized and unrealized)	(0.06)
Total from investment operations	(0.05)
Net asset value, end of period	$9.95
Total return[3]	(0.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,904
Ratio of expenses to average net assets	1.79%[4]
Ratio of expenses to average net assets excluding short sales dividend expense	1.70%[4]
Ratio of net investment income to average net assets	0.21%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	9.22%[4]
Portfolio turnover rate	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net loss on investments, futures contracts, written options, short sales, swap contracts and foreign currency related items (both realized and unrealized)	(0.06)
Total from investment operations	(0.07)
Net asset value, end of period	$9.93
Total return[3]	(0.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$228
Ratio of expenses to average net assets	2.04%[4]
Ratio of expenses to average net assets excluding short sales dividend expense	1.95%[4]
Ratio of net investment loss to average net assets	(0.18)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	9.22%[4]
Portfolio turnover rate	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.06)
Net loss on investments, futures contracts, written options, short sales, swap contracts and foreign currency related items (both realized and unrealized)	(0.05)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return[3]	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,074
Ratio of expenses to average net assets	2.79%[4]
Ratio of expenses to average net assets excluding short sales dividend expense	2.70%[4]
Ratio of net investment loss to average net assets	(1.00)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	9.22%[4]
Portfolio turnover rate	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2012

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the performance before fees and expenses of the Credit Suisse Liquid Alternative Beta Index. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on March 30, 2012. Effective October 4, 2012, the name of the Fund was changed from Credit Suisse Liquid Alternative Fund. The Fund may gain exposure to commodities and commodity-linked derivatives through investments in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of October 31, 2012, the Fund held $1,114,080 in the Subsidiary, representing 17.9% of the Fund's assets.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments and exchange traded funds are generally categorized as Level 1. Investments in open-end investment companies are

15

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Option contracts are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, options, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the Fund. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United

16

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds	$750,631	$—	$—	$750,631
Short-Term Investments	417,808	4,691,000	—	5,108,808
Other Financial Instruments*
Futures Contracts	(21,941)	—	—	(21,941)
Forward Foreign Currency Contracts	—	7,138	—	7,138
Swap Contracts	—	(10,212)	—	(10,212)
Written Options	(24,535)	—	—	(24,535)
	$1,121,963	$4,687,926	$—	$5,809,889

*Other financial instruments include futures, forwards, swaps and written options.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

Fair Values of Derivative Instruments as of October 31, 2012

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation/ depreciation on forward currency contracts	$11,893	*	Unrealized appreciation/ depreciation on forward currency contracts	$4,755	*
	Unrealized gain/loss on open futures contracts	912	*	Unrealized gain/loss on open futures contracts	4,675	*
Index Contracts	Unrealized gain/loss on open futures contracts	—	*	Unrealized gain/loss on open futures contracts	18,541	*
	Unrealized appreciation/ depreciation on open swap contracts	7,390	*	Unrealized appreciation/ depreciation on open swap contracts	17,602	*
	Outstanding written options at value	—	*	Outstanding written options at value	24,535	*

18

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest Rate Contracts	Unrealized gain/loss on open futures contracts	$363	*	Unrealized gain/loss on open futures contracts	$—	*
Total		$20,558			$70,108

*Includes cumulative appreciation/depreciation of forward currency contracts, futures contracts, and swap contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. For futures contracts only the unrealized loss is reported within the Statement of Assets and Liabilities. Written options are reported at market value.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Foreign Exchange Contracts	Net realized loss from foreign currency contracts	$(15,525)	Net change in unrealized appreciation (depreciation) from foreign currency contracts	$7,138
	Net realized loss from futures contracts	(18,923)	Net change in unrealized appreciation (depreciation) from futures contracts	(3,763)
Index Contracts	Net realized loss from futures contracts	(25,111)	Net change in unrealized appreciation (depreciation) from futures contracts	(18,541)
	Net realized gain from written options	21,139	Net change in unrealized appreciation (depreciation) from written options	(14,070)
	Net realized gain from swap contracts	858	Net change in unrealized appreciation (depreciation) from swap contracts	(10,212)
Interest Rate Contracts	Net realized loss from futures contracts	10,260	Net change in unrealized appreciation (depreciation) from futures contracts	363
Total		$(27,302)		$(39,085)

The notional amount of futures contracts, forward foreign currency contracts, swap contracts and written options at period ended are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts, forward foreign currency contracts, swap contracts and written options at each month end throughout the reporting period averaged approximately 27.1%, 5.4%, 8.6% and 0.1%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts

19

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly and recorded on ex-dividend date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and

20

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund fails to qualify as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. Further, if the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note N) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities.

21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

I) CHANGE IN ACCOUNTING POLICY — INVESTMENT IN CREDIT SUISSE CAYMAN MULTIALTERNATIVE STRATEGY FUND, LTD. — The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. Prior to October 31, 2012, the financial statements for the Fund reflected its wholly owned Subsidiary as a single investment. As a result of the change in accounting policy the fund consolidates the assets and liabilities as well as its operations of the wholly owned Subsidiary within its financial statements. The change in policy was implemented to provide shareholders of the Fund with a more accurate and transparent portrayal of the Fund's investment strategy, financial position and the results of its operations and more fully reflects the fact that the sole purpose of the Subsidiary is to serve as a vehicle through which the Fund gains additional exposure to commodities. The result of the policy change did not have an impact on total net assets of the Fund. The Fund's investment portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary.

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government

22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund (variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2012, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Interest Rate Contracts
10 YR JGB Mini Futures	JPY	Dec 2012	$541,224	$363
				$363
Index Contracts
Hang Seng Index Futures	HKD	Nov 2012	139,831	$(1,110)
EURO Stoxx 50 Index Futures	EURO	Dec 2012	64,894	(1,088)
FTSE 100 Index Futures	GBP	Dec 2012	92,861	(1,482)
NASDAQ 100 E-Mini Index	USD	Dec 2012	158,430	(12,363)
Nikkei 225 Index Futures OSE	JPY	Dec 2012	111,598	(125)
S&P 500 E Mini Index Futures	USD	Dec 2012	70,340	(2,373)
				$(18,541)
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2012	103,400	$(65)
CAD Currency Futures	USD	Dec 2012	199,760	(4,610)
GBP Currency Futures	USD	Dec 2012	201,588	775
				$(3,900)
Contracts to Sell
Foreign Exchange Contracts
JPY Currency Futures	USD	Dec 2012	(313,525)	$137
Net unrealized appreciation (depreciation)				$(21,941)

K) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

value of a foreign currency. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	137,373	GBP	85,328	11/20/12	Barclays Bank PLC	$(137,373)	$(137,460)	$(87)
USD	191,574	CAD	189,037	11/19/12	Barclays Bank PLC	(191,574)	(189,064)	2,510
USD	64,579	JPY	5,093,985	11/20/12	Barclays Bank PLC	(64,579)	(63,740)	839
NZD	125,385	USD	101,543	11/20/12	Barclays Bank PLC	101,543	102,960	1,417
USD	137,376	SEK	913,162	11/20/12	Barclays Bank PLC	(137,376)	(137,547)	(171)
USD	476,880	CHF	442,534	11/20/12	Barclays Bank PLC	(476,880)	(475,357)	1,523
AUD	408,129	USD	417,696	11/20/12	Barclays Bank PLC	417,696	422,624	4,928
BRL	69,506	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	34,166	166
CZK	648,736	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	33,483	(517)
EUR	69,311	USD	90,289	11/20/12	Barclays Bank PLC	90,289	89,827	(462)
HUF	7,288,570	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	33,274	(726)
MXN	436,359	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	33,289	(711)
NOK	1,625,121	USD	286,025	11/20/12	Barclays Bank PLC	286,025	284,459	(1,566)
PLN	107,171	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	33,485	(515)
SGD	41,505	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	34,018	18
ZAR	298,097	USD	34,000	11/20/12	JPMorgan Chase Bank NA	34,000	34,179	179
TRY	61,718	USD	34,000	11/19/12	JPMorgan Chase Bank NA	34,000	34,313	313
								$7,138

Currency Abbreviations:
AUD = Australian Dollar
BRL = Brazilian Real
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Crech Koruna
EUR = Euro
GBP = British Pound
HUF = Hungarian Forint
JPY = Japanese Yen
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
PLN = Polish Zloty
SEK = Swedish Krona
SGD = Singapore Dollar
TRY = Turkish Lira
USD = United States Dollar
ZAR = South African Rand

L) SWAPS — The Fund may enter into swaps contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$251,056	12/28/2012	Societe Generale	Fee plus LIBOR	S&P 500 Health Care Sector Index GICS Level 1	$5,501
USD	$300,000	3/25/2013	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee plus LIBOR	(1,786)
USD	$600,000	3/25/2013	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee plus LIBOR	(6,569)
USD	$30,018	3/1/2013	Goldman Sachs	MSCI Daily TR Net Emerging Markets USD	Fee plus LIBOR	(327)
USD	$119,536	4/22/2013	Goldman Sachs	Russell 2000 Total	Fee plus LIBOR	(3,341)

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
				Return Index
USD	$40,024	4/1/2013	Goldman Sachs	MSCI Daily TR Net Emerging Markets USD	Fee plus LIBOR	$(436)
USD	$138,085	5/21/2013	Goldman Sachs	MSCI Daily TR Net Emerging Markets USD	Fee plus LIBOR	(1,504)
USD	$44,835	11/16/2012	Goldman Sachs	Dow Jones – UBS Agriculture Subindex	Fixed Rate	425
USD	$23,943	11/16/2012	Goldman Sachs	Dow Jones – UBS Energy Subindex	Fixed Rate	(1,023)
USD	$96,517	11/16/2012	Goldman Sachs	Dow Jones – UBS Industrial Metals Subindex	Fixed Rate	(1,591)
USD	$15,274	11/16/2012	Goldman Sachs	Fixed Rate	Dow Jones – UBS Industrial Metals Subindex	772
USD	$9,617	11/16/2012	Goldman Sachs	Dow Jones – UBS Energy Subindex	Fixed Rate	(449)
USD	$9,207	11/16/2012	Goldman Sachs	Fixed Rate	Dow Jones – UBS Industrial Metals Subindex	505
USD	$8,844	11/16/2012	Goldman Sachs	Dow Jones – UBS Agriculture Subindex	Fixed Rate	(140)
USD	$21,882	11/16/2012	Goldman Sachs	Fixed Rate	Dow Jones – UBS Industrial Metals Subindex	128
USD	$29,065	11/16/2012	Goldman Sachs	Fixed Rate	Dow Jones – UBS Industrial Metals Subindex	59
USD	$40,024	7/22/2013	Goldman Sachs	MSCI Daily TR Net Emerging Markets USD	Fee plus LIBOR	(436)
						$(10,212)

M) OPTION CONTRACTS — The Fund may enter into options contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At October 31, 2012, the Fund had the following written options:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation (Depreciation)
5	S&P 500 Index, strike @ $1,450	November 2012	$10,465	$(24,535)	$(14,070)

N) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended October 31, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $2,205, of which $14 was rebated to borrowers (brokers). The Fund retained $1,862 in income from the cash collateral investment, and SSB, as lending agent, was paid $329. Securities lending income is accrued as earned.

O) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

P) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operations, including Rule 4.5. The Funds currently rely on Rule 4.5's exclusion from CFTC regulation for regulated investment companies. Credit Suisse is currently evaluating the amendments and their impact, if any, on the Funds' financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the period ended October 31, 2012, investment advisory fees earned, fees waived and expenses reimbursed were $38,844, $38,844 and $272,602, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fund's first year of operations and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the fund's first year of operations. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Fund. Effective April 30, 2012, Credit Suisse replaced CSAMSI as co-administrator to the Fund. For their co-administrative services, CSAMSI and

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended October 31, 2012, co-administrative services fees earned by CSAMSI and Credit Suisse were $3,040.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended October 31, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $1,931.

In addition to serving as the Fund's co-administrator, through April 30, 2012, CSAMSI also served as distributor of the Fund's shares. Effective April 30, 2012, Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, is the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI and CSSU received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the period ended October 31, 2012, Merrill was paid $22,264 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the period ended October 31, 2012, $125,417 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2012, and during the period ended October 31, 2012, the Fund had no borrowings outstanding under the Credit Facility.

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 5. Purchases and Sales of Securities

For the period ended October 31, 2012, purchases and sales of investment securities (excluding short-term investments) were $4,876,225 and $4,008,627, respectively. Securities sold short and purchases to cover securities sold short were $335,691 and $340,335, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	693,465	$6,930,670
Shares redeemed	(200,468)	(1,960,593)
Net increase	492,997	$4,970,077
	Class A
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	22,931	$225,975
Net increase	22,931	$225,975
	Class C
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	108,606	$1,068,290
Net increase	108,606	$1,068,290

1 For the period from March 30, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	99%
Class A	3		95%
Class C	1	*	95%

*This represents the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

No dividends were paid to shareholders during the period ended October 31, 2012.

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, forward contracts mark to market, futures contracts mark to market, total return swap contracts mark to market and organizational expenses. At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$32,707
Undistributed capital gain	1,344
Unrealized depreciation	(45,772)
$(11,721)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncetain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

At October 31, 2012 the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,872,156
Unrealized appreciation	11,726
Unrealized depreciation	(24,443)
Net unrealized appreciation (depreciation)	$(12,717)

At October 31, 2012, the Fund reclassified $4,600 to net investment loss and $26,368 to accumulated net realized loss from investments from paid in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/(loss), swap income re-class, non-deductible 12b-1, and blue sky expenses. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

32

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds
and the Shareholders of Credit Suisse Multialternative Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Multialternative Strategy Fund (one of the Funds comprising Credit Suisse Opportunity Funds, hereafter referred to as the "Fund") at October 31, 2012, the results of their operations, the changes in their net assets and financial highlights for the period March 30, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 28, 2012

33

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).
Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

35

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012

Director and Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Associated with Bank of New York Mellon Alternative Investment Services from 2006 to 2008; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since Fund Inception	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.
Cecilia Chau Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1973)	Treasurer	Since Fund Inception

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

36

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

37

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  LAF-AR-1012

CREDIT SUISSE FUNDS

Annual Report

October 31, 2012

■  CREDIT SUISSE
  STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2012 (unaudited)

December 11, 2012

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the one-month period ended October 31, 2012.

Performance Summary
09/28/12 – 10/31/12*

Fund & Benchmark	Performance
Class I1	0.67%
Class A1,2	0.76%
Class C1,2	0.62%
BofA ML 3-Month US Treasury Bill Index[3]	0.01%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Launched on September 28, 2012, the Credit Suisse Strategic Income Fund is an offering from Credit Suisse Asset Management that is designed to provide investors with both current income and capital appreciation as elements of total return.

The Fund may invest, among other things, in domestic and foreign corporate and government bonds, senior loans, mortgage- and asset-backed securities, collateralized loan obligations, convertible debt securities, U.S. Treasuries and other U.S. government or agency obligations.

The Fund may invest significantly in below investment grade debt securities and is authorized to invest without limit in these securities. The Fund may take short positions in securities or indices by using swaps or futures.

Additional information, including pricing and fund documents, can be found on www.credit-suisse.com/us/funds.

Market Review: A Positive Period for Fixed Income

The month of October was a positive one for fixed income strategies, with the BofA ML 3-Month US Treasury Bill Index, the Fund's benchmark, returning 0.01%, as monetary policies and encouraging economic data in the United States were supportive of market performance.

During October, the University of Michigan Consumer Confidence survey rose to its highest level since mid-2007, reaching 83. Economic activity also

1

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

displayed continued growth as demonstrated by the ISM nonmanufacturing survey reporting a level of 55, the 33rd consecutive month of expansion.

From an international perspective, economic growth in China is showing signs of stabilization. The Chinese property market, for example, saw a pick-up in construction activities and infrastructure investment. However, macroeconomic headline risk such as the U.S. fiscal cliff and debt ceiling, and concern about European growth prospects may continue to weigh on fixed income markets.

Rates have remained range bound for the month, with the 10-year U.S. Treasury trading between 1.60% and 1.85%, while the S&P declined -3.4%. Credit markets posted positive returns with Barclays US Credit Index, BofA Merrill Lynch US High Yield Master II Constrained Index and Credit Suisse Leveraged Loan Index returning 0.60%, 0.83% and 0.37%, respectively. Investors have demonstrated continued confidence in these asset classes with demand driven by retail mutual fund inflows and allocations from institutional investors.

In the leveraged loan market, CLO originations in 2012 have also provided an additional source of demand, as primary volumes topped $38.6 billion on a year-to-date basis.

Fundamentally, default rates for high yield bonds and leveraged loans remain below their historical averages, ending the period at 1.77% and 1.05%, respectively, according to JP Morgan and S&P LCD. This compares to historical averages of 4.2% for high yield bonds and 3.3% for the leveraged loans.

Strategic Review and Outlook: Attractive Relative Value

For the month of October, the Fund outperformed its benchmark. As October was the Fund's first full calendar month of operation, we were still building out positions and strategy.

Overall, corporate fundamentals have remained strong in 2012, as companies have focused on deleveraging and extending maturities since early 2009. In turn, this has supported below-average defaults for 2012 as well as below-average expectations leading into 2013. Investors have demonstrated continued confidence in credit markets with record year-to-date inflows into retail credit funds. Against this backdrop, we have focused on pockets of opportunities within the high yield, leveraged loan and CLO markets.

Compared to other fixed income investment opportunities, we believe these asset classes provide attractive relative value, although we do remain cautious given potential headline risk both domestically and abroad in the coming months. Therefore, we will continue to favor the defensive nature of the senior

2

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

loan asset class and will focus on shorter duration, lower beta securities within the high yield market.

The Credit Suisse Credit Investments Group Team

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
David H. Lerner
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

3

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I shares, Class A shares2,
Class C shares2 and the BofA Merrill Lynch 3 Month US Treasury Bill Index3 from Inception (9/28/12).

Average Annual Returns as of October 31, 20121

	Since Inception	Inception Date
Class I	0.67%	9/28/12
Class A Without Sales Charge	0.76%	9/28/12
Class A With Maximum Sales Charge	(4.04)%	9/28/12
Class C Without CDSC	0.62%	9/28/12
Class C With CDSC	(0.38)%	9/28/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 6.24% for Class I shares, 6.49% for Class A shares and 7.24% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

*  Fund commenced operations on September 28, 2012.

4

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (4.04%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (0.38%).

3   The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. An index does not have transaction costs; investors may not invest directly in an index.

5

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended October 31, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 9/28/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,006.70	$1,007.60	$1,006.20
Expenses Paid per $1,000*	$0.84	$1.05	$1.69
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,020.16	$1,018.90	$1,015.13
Expenses Paid per $1,000*	$5.03	$6.29	$10.08
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

7

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Credit Quality Breakdown* (% of Total Investments as of October 31, 2012) S&P Ratings
A	1.7%
BBB	3.4
BB	7.5
B	23.7
CCC	5.1
NR	10.8
Subtotal	52.2
Short-Term Investment[1]	47.8
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2012.

8

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (34.0%)
Auto Parts & Equipment (2.3%)
$475	Affinia Group, Inc., Global Company Guaranteed Notes (Callable 11/30/12 @ 100.00)	(CCC+, B3)	11/30/14	9.000	$478,567
Building Materials (1.2%)
250	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	253,750
Chemicals (3.3%)
250	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @104.78)‡	(BB-, Ba3)	10/15/19	6.375	257,500
400	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	436,000
					693,500
Consumer Products (2.4%)
500	Alphabet Holding Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 103.00)‡	(B-, Caa1)	11/01/17	7.750	505,625
Diversified Capital Goods (1.3%)
250	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	264,375
Energy - Exploration & Production (4.3%)
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B, B1)	11/01/18	8.625	505,000
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	252,500
150	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	148,875
					906,375
Environmental (1.2%)
250	Rough Rider Escrow, Inc., Rule 144A, Senior Notes (Callable 04/15/15 @ 104.94)‡	(B, B3)	04/15/18	9.875	250,625
Media - Broadcast (2.1%)
400	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)	(B, B3)	04/15/17	8.875	438,000
Oil Field Equipment & Services (5.7%)
250	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡	(B+, Caa1)	11/01/20	8.750	249,375
400	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(BB-, Ba3)	11/15/18	8.125	420,000
480	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	522,000
					1,191,375

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing (3.6%)
$500	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 11/01/17 @ 103.25)‡	(B+, Ba3)	11/01/22	6.500	$491,250
250	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡	(BB+, Ba3)	02/15/20	8.250	263,750
					755,000
Software/Services (1.3%)
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	267,500
Telecom - Integrated/Services (3.2%)
500	Numericable Finance & Co. SCA, Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.38)‡€	(B, B2)	02/15/19	8.750	661,668
Telecommunications Equipment (2.1%)
400	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	430,000
TOTAL CORPORATE BONDS (Cost $7,072,269)					7,096,360
ASSET BACKED SECURITIES (10.7%)
Collateralized Debt Obligations (10.7%)
500	CIFC Funding Ltd.‡#	(BB-, NR)	12/05/24	6.334	460,000
500	Gale Force 4 CLO Ltd., Rule 144A‡#	(BBB, Ba1)	08/20/21	3.934	454,994
400	Genesis CLO 2007-1 Ltd.‡#	(BB+, Caa1)	10/10/14	6.850	402,583
500	KKR Financial CLO 2007-1 Corp., Rule 144A‡#	(A, A3)	05/15/21	2.685	459,865
500	OZLM Funding Ltd.#	(BBB, NR)	10/30/23	4.867	460,527
TOTAL ASSET BACKED SECURITIES (Cost $2,224,628)					2,237,969
BANK LOANS (23.1%)
Aerospace & Defense (2.4%)
500	LM US Member LLC#	(CCC, Caa2)	10/26/20	9.500	505,000
Airlines (2.3%)
500	US Airways Group, Inc.#	(B+, B3)	03/21/14	2.711	489,375
Auto Parts & Equipment (2.4%)
500	HHI Holdings LLC#	(B+, B2)	09/18/18	6.000	499,790
Electric - Generation (1.9%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, Caa1)	10/10/17	4.938	389,100
Leisure (2.3%)
500	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	490,000
Life-Insurance (2.4%)
289	MMM Holdings, Inc.#	(B+, B2)	10/26/17	8.462	289,474
211	MSO of Puerto Rico, Inc.#	(B+, B2)	10/26/17	8.250	210,526
					500,000
Machinery (4.7%)
1,000	Amtrol, Inc.#	(CCC-, B3)	06/05/14	5.000	990,000

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2012

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Software/Services (2.4%)
$500	Wall Street Systems Delaware, Inc.#	(B-, Caa2)	10/25/20	9.250	$496,875
Specialty Retail (2.3%)
475	Academy Ltd.#	(B, B2)	08/03/18	4.750	476,002
TOTAL BANK LOANS (Cost $4,828,188)					4,836,142
SHORT-TERM INVESTMENT (62.0%)
12,963	State Street Bank and Trust Co. Euro Time Deposit (Cost $12,963,000)		11/01/12	0.010	12,963,000
TOTAL INVESTMENTS AT VALUE (129.8%) (Cost $27,088,085)					27,133,471
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.8%)					(6,221,740)
NET ASSETS (100.0%)					$20,911,731

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, these securities amounted to a value of $6,754,485 or 32.3% of net assets.

€  This security is denominated in Euro.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2012.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2012

Assets
Investments at value (Cost $27,088,085) (Note 2)	$27,133,471
Cash	902
Foreign currency at value (cost $646,575)	647,900
Receivable for investments sold	1,184,127
Dividend and interest receivable	95,385
Receivable from investment adviser (Note 3)	57,397
Offering costs (Note 3)	137,260
Prepaid expenses	680
Total Assets	29,257,122
Liabilities
Administrative services fee payable (Note 3)	1,148
Shareholder servicing/Distribution fee payable (Note 3)	106
Payable for investments purchased	8,211,120
Trustees' fee payable	3,397
Unrealized depreciation on forward currency contracts (Note 2)	1,410
Payable for fund shares redeemed	47
Dividend payable	46
Other accrued expenses payable	128,117
Total Liabilities	8,345,391
Net Assets
Capital stock, $.001 par value (Note 6)	2,078
Paid-in capital (Note 6)	20,826,678
Accumulated net investment loss	(46)
Accumulated net realized gain from investments and foreign currency transactions	32,125
Net unrealized appreciation from investments and foreign currency translations	50,896
Net Assets	$20,911,731
I Shares
Net assets	$20,710,345
Shares outstanding	2,057,680
Net asset value, offering price and redemption price per share	$10.06
A Shares
Net assets	$100,725
Shares outstanding	10,006
Net asset value and redemption price per share	$10.07
Maximum offering price per share (net asset value/(1-4.75%))	$10.57
C Shares
Net assets	$100,661
Shares outstanding	10,002
Net asset value and offering price per share	$10.06

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Statement of Operations
For the Period Ended October 31, 20121

Investment Income (Note 2)
Interest	$23,786
Foreign taxes withheld	(115)
Total investment income	23,671
Expenses
Investment advisory fees (Note 3)	9,567
Administrative services fees (Note 3)	1,531
Shareholder servicing/Distribution fees (Note 3)
Class A	21
Class C	85
Offering costs (Note 3)	12,740
Printing fees (Note 3)	15,038
Audit and tax fees	15,000
Transfer agent fees	7,644
Legal fees	6,370
Custodian fees	3,397
Trustees' fees	3,397
Organizational costs	2,774
Registration fees	1,200
Commitment fees (Note 4)	85
Miscellaneous expense	850
Total expenses	79,699
Less: fees waived and expenses reimbursed (Note 3)	(66,964)
Net expenses	12,735
Net investment income	10,936
Net Realized and Unrealized Gain from Investments and Foreign Currency Related Items
Net realized gain from investments	33,567
Net realized gain from foreign currency transactions	25
Net change in unrealized appreciation (depreciation) from investments	45,386
Net change in unrealized appreciation (depreciation) from foreign currency translations	5,510
Net realized and unrealized gain from investments and foreign currency related items	84,488
Net increase in net assets resulting from operations	$95,424

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Statement of Changes in Net Assets

For the Period Ended October 31, 2012[1]
From Operations
Net investment income	$10,936
Net realized gain from investments and foreign currency transactions	33,592
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	50,896
Net increase in net assets resulting from operations	95,424
From Dividends
Dividends from net investment income
Class I shares	(12,576)
Class A shares	(59)
Class C shares	(23)
Net decrease in net assets resulting from dividends	(12,658)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	20,816,400
Reinvestment of dividends	12,612
Net asset value of shares redeemed	(47)
Net increase in net assets from capital share transactions	20,828,965
Net increase in net assets	20,911,731
Net Assets
Beginning of period	—
End of period	$20,911,731
Accumulated net investment loss	$(46)

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.01
Net gain on investments and foreign currency related items (both realized and unrealized)	0.06
Total from investment operations	0.07
LESS DIVIDENDS
Dividends from net investment income	(0.01)
Total dividends	(0.01)
Net asset value, end of period	$10.06
Total return[3]	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$20,710
Ratio of expenses to average net assets	0.99%[4]
Ratio of net investment income to average net assets	0.87%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	5.25%[4]
Portfolio turnover rate	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.00[3]
Net gain on investments and foreign currency related items (both realized and unrealized)	0.08
Total from investment operations	0.08
LESS DIVIDENDS
Dividends from net investment income	(0.01)
Total dividends	(0.01)
Net asset value, end of period	$10.07
Total return[4]	0.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$101
Ratio of expenses to average net assets	1.24%[5]
Ratio of net investment income to average net assets	0.42%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	5.25%[5]
Portfolio turnover rate	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	(0.00)[3]
Net gain on investments and foreign currency related items (both realized and unrealized)	0.06
Total from investment operations	0.06
LESS DIVIDENDS
Dividends from net investment income	(0.00)[3]
Total dividends	(0.00)
Net asset value, end of period	$10.06
Total return[4]	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$101
Ratio of expenses to average net assets	1.99%[5]
Ratio of net investment loss to average net assets	(0.33)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	5.25%[5]
Portfolio turnover rate	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2012

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks both current income and capital appreciation as elements of total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on September 28, 2012.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Securities, forward currency contracts and other assets for which

18

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or

19

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	7,096,360	$—	$7,096,360
Asset Backed Securities	—	2,237,969	—	2,237,969
Bank Loans	—	4,836,142	—	4,836,142
Short-Term Investment	—	12,963,000	—	12,963,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,410)	—	(1,410)
	$—	$27,132,061	$—	$27,132,061

*Other financial instruments include forwards foreign currency contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

20

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of October 31, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation/ depreciation on forward currency contracts	$—	Unrealized appreciation/ depreciation on forward currency contracts	$1,410	*

*Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Currency Contracts	Net realized loss from foreign currency transactions	$—	Net change in unrealized appreciation (depreciation) from foreign currency translations	$(1,410)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 3.09% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded

21

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

22

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	647,000	EUR	500,000	1/18/13	Citigroup	$(647,000)	$(648,410)	$(1,410)

Currency Abbreviations:
EUR = Euro
USD = United States Dollar

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other

23

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended October 31, 2012, there were no securities out on loan. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

24

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the period ended October 31, 2012, investment advisory fees earned, voluntarily waived and reimbursed were $9,567, $9,567 and $57,397, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fund's first year of operations and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the fund's first year of operations. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, served as sub-investment advisor to the Fund. Credit Suisse U.K.'s sub-investment advisor fees were paid by Credit Suisse out of Credit Suisse's net investment advisory fee and were not paid by the Fund.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended October 31, 2012, co-administrative services fees earned by Credit Suisse were $1,148.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended October 31, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $383.

Credit Suisse Securities (USA) LLC (CSSU), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C

25

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2012, Merrill was paid $0 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the period ended October 31, 2012, $12,740 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2012, and during the period ended October 31, 2012, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the period ended October 31, 2012, purchases and sales of investment securities (excluding short-term investments) were $16,294,616 and $2,201,864, respectively.

26

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period October 31, 2012[1]
	Shares	Value
Shares sold	2,056,439	$20,616,400
Shares issued in reinvestment of dividends	1,246	12,530
Shares redeemed	(5)	(47)
Net increase	2,057,680	$20,628,883
	Class A
	For the Period October 31, 2012[1]
	Shares	Value
Shares sold	10,000	$100,000
Shares issued in reinvestment of dividends	6	59
Net increase	10,006	$100,059
	Class C
	For the Period October 31, 2012[1]
	Shares	Value
Shares sold	10,000	$100,000
Shares issued in reinvestment of dividends	2	23
Net increase	10,002	$100,023

1  For the period from September 28, 2012 (commencement of operations) through October 31, 2012.

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

27

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

On October 31, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	96%
Class A	1	*	100%
Class C	1	*	100%

*  This represents the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the period ended October 31, 2012, by the Fund were as follows:

Ordinary income
2012
$12,658

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable and forward contracts mark to market. At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$30,715
Ordinary income distributions payable	(46)
Unrealized appreciation	52,306
$82,975

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is

28

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

uncetain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

At October 31, 2012, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$27,088,085
Unrealized appreciation	$94,235
Unrealized depreciation	(48,849)
Net unrealized appreciation (depreciation)	$45,386

At October 31, 2012, the Fund reclassified $1,676 to accumulated net investment loss and $1,467 to accumulated net realized loss from investments from paid in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/(loss) and distribution re-designations. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds
and the Shareholders of Credit Suisse Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Strategic Income Fund (one of the Funds comprising Credit Suisse Opportunity Funds, hereafter referred to as the "Fund") at October 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers, agent banks, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 28, 2012

30

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited)

Credit Suisse Strategic Income Fund (the "Fund") is a new portfolio of Credit Suisse Opportunity Funds. In approving the Fund's Amended and Restated Investment Advisory Agreement (the "Advisory Agreement") and Sub-Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Opportunity Funds, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on August 14, 2012, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 0.75% of the Fund's average daily net assets ("Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited (the "Sub-Adviser"). The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.24%, 1.99% and 0.99% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group One") provided by an independent provider of investment company data and Credit Suisse ("Expense Group Two"). The Board was provided with a description of the methodology used to arrive at the funds included in Expense Group One and Expense Group Two.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse to other funds. The Board reviewed

31

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited) (continued)

background information about Credit Suisse and the Sub-Adviser. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that was expected to be given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

In approving the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

There was no performance information since the Fund was new.

Credit Suisse Profitability

There was no profitability analysis since the Fund was new. However, the Board considered a profitability analysis of Credit Suisse based on the fees payable under advisory agreements for other Credit Suisse funds advised by Credit Suisse annually. The Board considered that the profitability with respect to the Fund would be similar to that analysis.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

32

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser would apply in seeking best execution for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

The Board reviews and assesses the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The estimated net total expenses were above the median of Expense Group One while the proposed Gross Advisory Fee was near the higher end of Expense Group One. The estimated net total expenses and proposed Gross Advisory Fee were below the average of Expense Group Two. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services that would be provided by Credit

33

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement
and Sub-Advisory Agreement (unaudited) (continued)

Suisse under the Advisory Agreement and Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the information, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

34

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).

1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

35

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

36

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012

Director and Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Associated with Bank of New York Mellon Alternative Investment Services from 2006 to 2008; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since Fund Inception	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.
Cecilia Chau Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1973)	Treasurer	Since Fund Inception

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

37

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

38

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1012

CREDIT SUISSE FUNDS

Annual Report

October 31, 2012

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2012 (unaudited)

December 11, 2012

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the one-month period ended October 31, 2012.

Performance Summary
09/28/12 – 10/31/12*

Fund & Benchmark	Performance
Class I1	-2.40%
Class A1,2	-2.40%
Class C1,2	-2.50%
Credit Suisse Managed Futures Liquid Index[3]	-2.41%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The month of October was a bit challenging for managed futures strategies, with the Credit Suisse Managed Futures Liquid Index ("Index"), the Fund's benchmark, losing 2.41%.

For the latter part of the year, many markets have been range-trading and unable to develop trends — a circumstance that hurts managed futures strategies. As markets currently appear to be driven primarily by policies, rather than fundamentals, traditional trading patterns have broken down.

Strategic Review and Outlook:

The Fund seeks to achieve investment results that correspond generally to the performance, before fees and expenses, of the Index. The Index is designed to provide exposure to both up and down price trends in four broad asset classes: equities, fixed income, commodities and currencies. The Index is currently composed of 14 futures contracts and 4 commodity indices that provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology.

For the month, the Fund performed in line with its benchmark, returning -2.40% versus the Index's -2.41%. The Fund was primarily long for the

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

entire time period. We switched positions in industrial metals and Japanese Yen futures from long to short as upward trends ended and downward trends began. Additionally, Nikkei 225 futures were changed from long to short and then back to long as that market continued to range-trade.

Due to the continuing uncertainty in the markets caused by the European crisis and the US budget negotiations, we believe that markets are not likely to establish trends in the near term, thus causing managed futures strategies to underperform. A rapid resolution of these issues, however, could prove profitable to the strategy.

The Credit Suisse Liquid Alternative Beta Team

Dr. Jordan Drachman
Sheel Dhande
Alexander De Feo

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, commodity exposure risks, currency risk, equity risk, fixed income risk, derivatives risk, exchange-traded notes risk, credit risk, foreign securities risk, interest rate risk, market risk, forwards risk, futures contracts risk, index/tracking error risk, leveraging risk, short position risk, swap agreement risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I shares,
Class A shares2, Class C shares2 and the Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12).

Average Annual Returns as of October 31, 20121

	Since Inception	Inception Date
Class I	(2.40)%	9/28/12
Class A Without Sales Charge	(2.40)%	9/28/12
Class A With Maximum Sales Charge	(7.49)%	9/28/12
Class C Without CDSC	(2.50)%	9/28/12
Class C With CDSC	(3.48)%	9/28/12

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

The annualized gross expense ratios are 4.71% for Class I shares, 4.96% for Class A shares and 5.71% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.70% for Class I shares, 1.95% for Class A shares and 2.70% for Class C shares.

*  Fund commenced operations on September 28, 2012.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (7.49%). Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.48%).

3  The Credit Suisse Managed Futures Liquid Index is currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. An index does not have transaction cost; investors cannot invest directly in an index.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended October 31, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended October 31, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 9/28/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$976.00	$976.00	$975.00
Expenses Paid per $1,000*	$1.42	$1.64	$2.26
Hypothetical 5% Fund Return
Beginning Account Value 5/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/12	$1,016.59	$1,015.33	$1,011.56
Expenses Paid per $1,000*	$8.62	$9.88	$13.65
	Class I	Class A	Class C
Annualized Expense Ratios*	1.70%	1.95%	2.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligation	5.14%
Short-Term Investment	94.86
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2012

	Par (000)	Value
UNITED STATES AGENCY OBLIGATION (4.6%)
Federal Farm Credit Banks, 0.290% 01/26/2015 (Cost $999,887)#	$1,000	$1,000,018
SHORT-TERM INVESTMENT (84.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/1/2012 (Cost $18,460,000)	18,460	18,460,000
TOTAL INVESTMENTS AT VALUE (88.6%) (Cost $19,459,887)		19,460,018
OTHER ASSETS IN EXCESS OF LIABILITIES (11.4%)		2,503,298
NET ASSETS (100.0%)		$21,963,316

#  Variable rate obligations — The interest rate is the rate as of October 31, 2012.

See Accompanying Notes to Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2012

Assets
Investments at value (Cost $19,459,887) (Note 2)	$19,460,018
Cash	1,419
Cash segregated at brokers for futures contracts and swap contracts (Cost $2,562,748)	2,563,063
Offering costs (Note 3)	137,261
Receivable from investment adviser (Note 3)	34,998
Interest receivable	55
Prepaid expenses	3,411
Total Assets	22,200,225
Liabilities
Administrative services fee payable (Note 3)	2,363
Shareholder servicing/Distribution fee payable (Note 3)	105
Unrealized depreciation on futures contracts (Note 2)	73,747
Unrealized depreciation on open swap contracts	28,130
Trustees' fee payable	3,397
Interest payable for open swap contracts	325
Other accrued expenses payable	128,842
Total Liabilities	236,909
Net Assets
Capital stock, $.001 par value (Note 6)	2,250
Paid-in capital (Note 6)	22,244,120
Accumulated net realized loss on futures contracts, swap contracts and foreign currency transactions	(181,623)
Net unrealized depreciation from investments, futures contracts, swap contracts and foreign currency translations	(101,431)
Net Assets	$21,963,316
I Shares
Net assets	$21,768,190
Shares outstanding	2,230,000
Net asset value and offering price and redemption price per share	$9.76
A Shares
Net assets	$97,594
Shares outstanding	10,000
Net asset value and redemption price per share	$9.76
Maximum offering price per share (net asset value/(1-5.25%))	$10.30
C Shares
Net assets	$97,532
Shares outstanding	10,000
Net asset value and offering price per share	$9.75

See Accompanying Notes to Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Period Ended October 31, 20121

Investment Income (Note 2)
Interest	$212
Total investment income	212
Expenses
Investment advisory fees (Note 3)	21,691
Administrative services fees (Note 3)	2,362
Shareholder servicing/Distribution fees (Note 3)
Class A	21
Class C	84
Offering costs (Note 3)	12,740
Printing fees (Note 3)	15,038
Audit and tax fees	15,000
Transfer agent fees	7,644
Legal fees	6,370
Trustees' fees	3,397
Custodian fees	2,208
Registration fees	1,200
Insurance expense	170
Commitment fees (Note 4)	85
Miscellaneous expense	850
Total expenses	88,860
Less: fees waived and expenses reimbursed (Note 3)	(56,689)
Net expenses	32,171
Net investment loss	(31,959)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from futures contracts	(202,927)
Net realized loss from swap contracts	(200,458)
Net realized gain from foreign currency transactions	91
Net change in unrealized appreciation (depreciation) from investments	131
Net change in unrealized appreciation (depreciation) from futures contracts	(73,747)
Net change in unrealized appreciation (depreciation) from swap contracts	(28,130)
Net change in unrealized appreciation (depreciation) from foreign currency translations	315
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(504,725)
Net decrease in net assets resulting from operations	$(536,684)

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Changes in Net Assets

For the Period Ended October 31, 2012[1]
From Operations
Net investment loss	$(31,959)
Net realized loss from investments, futures contracts, swap contracts and foreign currency transactions	(403,294)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(101,431)
Net decrease in net assets resulting from operations	(536,684)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	22,500,000
Net increase in net assets from capital share transactions	22,500,000
Net increase in net assets	21,963,316
Net Assets
Beginning of period	—
End of period	$21,963,316

1  For the period September 28,2012 (commencement of operations) through October 31, 2012.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)
Net loss on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.23)
Total from investment operations	(0.24)
Net asset value, end of period	$9.76
Total return[3]	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,768
Ratio of expenses to average net assets	1.70%[4]
Ratio of net investment loss to average net assets	(1.69)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.01%[4]
Portfolio turnover rate	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)
Net loss on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.22)
Total from investment operations	(0.24)
Net asset value, end of period	$9.76
Total return[3]	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$98
Ratio of expenses to average net assets	1.95%[4]
Ratio of net investment loss to average net assets	(1.94)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.01%[4]
Portfolio turnover rate	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout the Period)

For the Period Ended October 31, 2012[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)
Net loss on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.23)
Total from investment operations	(0.25)
Net asset value, end of period	$9.75
Total return[3]	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$98
Ratio of expenses to average net assets	2.70%[4]
Ratio of net investment loss to average net assets	(2.70)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	3.01%[4]
Portfolio turnover rate	—%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2012

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the performance, before fees and expenses, of the Credit Suisse Managed Futures Liquid Index. The Trust was organized under the laws of State of Delaware as a business trust on May 31, 1995. The Fund commenced operations on September 28, 2012.

The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service,

14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Time Deposits are valued at cost and are generally categorized as Level 2. Securities, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$1,000,018	$—	$1,000,018
Short-Term Investment	—	18,460,000	—	18,460,000
Other Financial Instruments*
Futures Contracts	(73,747)	—	—	(73,747)
Swap Contracts	—	(28,130)	—	(28,130)
	$(73,747)	$19,431,888	$—	$19,358,141

*Other financial instruments include futures contracts and swap constracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended October 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation/ depreciation on swap contracts	$43,165		Unrealized appreciation/ depreciation on swap contracts	$71,295
Foreign Exchange Contracts	Unrealized appreciation/ depreciation on futures contracts	21,270	*	Unrealized appreciation/ depreciation on futures contracts	77,342	*
Index Contracts	Unrealized appreciation/ depreciation on futures contracts	54,220	*	Unrealized appreciation/ depreciation on futures contracts	59,033	*
Interest Rate Contracts	Unrealized appreciation/ depreciation on futures contracts	2,602	*	Unrealized appreciation/ depreciation on futures contracts	15,464	*
Total		$121,257			$223,134

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Commodity Index Return Contracts	Net Realized Loss from Swap Contracts	$(200,458)	Net Change in Unrealized Appreciation (Depreciation) from Swap Contracts	$(28,130)
Foreign Exchange Contracts	Net Realized Loss from Futures Contracts	(92,674)	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	(56,072)
Index Contracts	Net Realized Loss from Futures Contracts	516	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	(4,813)
Interest Rate Contracts	Net Realized Loss from Futures Contracts	(110,769)	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	(12,862)
Total		$(403,385)		$(101,877)

The notional amount of futures contracts and swap contracts at period ended are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts and swap contracts at each month end throughout the reporting period averaged approximately 198.8% and 26.7%, respectively of net assets of the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The IRS has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, the Fund has not received and there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not request and receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is fails to qualify as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. Further, if the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) INVESTMENT IN CREDIT SUISSE CAYMAN MANAGED FUTURES STRATEGY FUND, LTD. — The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The Fund's investment portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated.

The Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Credit Suisse. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of October 31, 2012, the Fund held $3,771,441 in the Subsidiary, representing 17% of the Fund's net assets.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund (variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At October 31, 2012, the Fund had the following open futures contracts:

Contract Description	Currency	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Interest Rate Contracts
German EURO Bund Futures	EURO	Dec 2012	183,589	$1,101
UK Long Gilt Bond Futures	GBP	Dec 2012	1,151,643	(11,648)
10YR Japan Govt Bond FTRS TSE	JPY	Dec 2012	3,609,408	1,501
10YR JGB Mini Futures SGX	JPY	Dec 2012	9,020,393	(2,878)
10YR US Treasury Note Futures	USD	Dec 2012	266,063	(938)
				(12,862)
Index Contracts
Hang Seng Index Futures	HKD	Nov 2012	2,097,470	(12,726)
EURO Stoxx 50 Index Futures	EURO	Dec 2012	1,654,788	36,348
FTSE 100 Index Futures	GBP	Dec 2012	2,042,941	17,872
Nikkei 225 Index Futures OSE	JPY	Dec 2012	2,008,758	(15,889)
S&P 500 E Mini Index Futures	USD	Dec 2012	1,617,820	(30,418)
				(4,813)
Foreign Exchange Contracts
EUR Currency Futures	USD	Dec 2012	1,458,788	(7,825)
AUD Currency Futures	USD	Dec 2012	3,205,400	21,270
CAD Currency Futures	USD	Dec 2012	3,895,320	(63,168)
GBP Currency Futures	USD	Dec 2012	5,342,068	(2,159)
				(51,882)
Contracts to Sell
Foreign Exchange Contracts
JPY Currency Futures	USD	Dec 2012	(6,113,738)	$(4,190)
Net unrealized appreciation (depreciation)				$(73,747)

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

J) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

transactions. At October 31, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$965,675	11/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return[1]	$9,164
USD	$584,220	11/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return[1]	(24,966)
USD	$2,171,640	11/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return[1]	(35,800)
USD	$144,260	11/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return[1]	(6,738)
USD	$305,487	11/16/2012	Goldman Sachs	Commodity Index Return[1]	Fixed Rate	15,432
USD	$260,852	11/16/2012	Goldman Sachs	Commodity Index Return[1]	Fixed Rate	14,306
USD	$238,797	11/16/2012	Goldman Sachs	Fixed Rate	Commodity Index Return[1]	(3,791)
USD	$481,396	11/16/2012	Goldman Sachs	Commodity Index Return[1]	Fixed Rate	2,806
USD	$712,090	11/16/2012	Goldman Sachs	Commodity Index Return[1]	Fixed Rate	1,457
					Total	$(28,130)

1 The Commodity Index Return is comprised of futures contracts on physical commodities.

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended October 31, 2012, there were no securities on loan. Securities lending income is accrued as earned.

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 2. Significant Accounting Policies

L) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operations, including Rule 4.5. The Funds currently rely on Rule 4.5's exclusion from CFTC regulation for regulated investment companies. Credit Suisse is currently evaluating the amendments and their impact, if any, on the Funds' financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.15% of the Fund's average daily net assets. For the period ended October 31, 2012, investment advisory fees earned, fees waived and expenses reimbursed were $21,691, $21,691 and $34,998, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fund's first year of operations and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the fund's first year of operations. Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 3. Transactions with Affiliates and Related Parties

expenses will not exceed 1.70% of the Fund's average daily net assets for Class I shares, 1.95% of the Fund's average daily net assets for Class A shares, and 2.70% of the Fund's average daily net assets for Class C shares.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended October 31, 2012, co-administrative services fees earned by Credit Suisse were $1,698.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended October 31, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $664.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2012, Merrill was paid $0 for its services by the Fund.

Offering costs, including initial registration costs, were deferred and will be charged to expenses during the Fund's first year of operation. For the period ended October 31, 2012, $12,740 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 4. Line of Credit

Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2012, and during the period ended October 31, 2012, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the period ended October 31, 2012, purchases and sales of investment securities (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$—	$—	$999,886	$—

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	2,230,000	$22,300,000
Net increase	2,230,000	$22,300,000
	Class A
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	10,000	$100,000
Net increase	10,000	$100,000
	Class C
	For the Period Ended October 31, 2012[1]
	Shares	Value
Shares sold	10,000	$100,000
Net increase	10,000	$100,000

1 For the period from September 28, 2012 (commencement of operations) through October 31, 2012.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 6. Capital Share Transactions

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	100%
Class A	1	*	100%
Class C	1	*	100%

*This represents the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

There were no dividends paid by the fund to shareholders during the period ended October 31, 2012.

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts. At October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated realized loss	$(263,362)
Unrealized depreciation	(19,692)
$(283,054)

For federal income tax purposes, the fund has $102,351 of unlimited Short-Term Capital losses and $161,011 of unlimited Long-Term capital losses as of October 31, 2012, which are available to offset future capital gains, if any.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2012

Note 7. Federal Income Taxes

losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. It is uncetain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

At October 31, 2012, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$19,459,887
Unrealized appreciation	131
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$131

At October 31, 2012, the Fund reclassified $31,959 to accumulated net investment loss and $221,671 to accumulated net realized loss from paid in capital, to adjust for current period permanent book/tax differences. These permanent differences are due to differing book/tax treatment of foreign currency gain/loss, net operating losses, adjustments from subsidiary fund, and non-deductible 12b-1 and blue sky expenses. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

28

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds
and the Shareholders of Credit Suisse Managed Futures Strategy Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Managed Futures Strategy Fund and its Subsidiary (one of the Funds comprising Credit Suisse Opportunity Funds, hereafter referred to as the "Fund") at October 31, 2012, the results of their operations, the changes in their net assets and financial highlights for the period September 28, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 28, 2012

29

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement

Credit Suisse Managed Futures Strategy Fund (the "Fund") is a new portfolio of Credit Suisse Opportunity Funds. In approving the Fund's Amended and Restated Investment Advisory Agreement (the "Advisory Agreement"), the Board of Trustees (the "Board") of Credit Suisse Opportunity Funds, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on August 14, 2012, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 1.15% of the Fund's average daily net assets ("Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.95%, 2.70% and 1.70% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group One") provided by an independent provider of investment company data and Credit Suisse ("Expense Group Two"). The Board was provided with a description of the methodology used to arrive at the funds included in Expense Group One and Expense Group Two.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse to other funds. The Board reviewed background information about Credit Suisse. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that was expected to be given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (continued)

management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

Fund Performance

There was no performance information since the Fund was new.

Credit Suisse Profitability

There was no profitability analysis since the Fund was new. However, the Board considered a profitability analysis of Credit Suisse based on the fees payable under advisory agreements for other Credit Suisse funds advised by Credit Suisse annually. The Board considered that the profitability with respect to the Fund would be similar to that analysis.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards Credit Suisse would apply in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (continued)

Other Factors and Broader Review

The Board reviews and assesses the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The estimated net total expenses were the same as the median of Expense Group One while the proposed Gross Advisory Fee was near the lower end of Expense Group One. The estimated net total expenses and proposed Gross Advisory Fee were below the average of Expense Group Two. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

•  The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services that would be provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the information, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

32

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).
Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

33

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Since Fund Inception	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

34

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Bruce Rosenberg Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2012

Director and Director of Liquid Accounting of Credit Suisse; Associated with Credit Suisse since 2008; Associated with Bank of New York Mellon Alternative Investment Services from 2006 to 2008; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since Fund Inception	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.
Cecilia Chau Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1973)	Treasurer	Since Fund Inception

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

35

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

36

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1012

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2012.  There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2012.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2011 and October 31, 2012.

	2011	2012
Audit Fees	$33,150	$101,700
Audit-Related Fees(1)	$3,500	$7,334
Tax Fees(2)	$2,900	$12,000
All Other Fees	—	—
Total	$39,550	$121,034

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,500 for 2011 and $7,334 for 2012).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that

3

provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012.

	2011	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

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	2011	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012:

	2011	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2011 and October 31, 2012 were $6,400 and $19,334, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 4, 2013

/s/ Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	January 4, 2013

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